VISION
                               U.S. Government
                                  Securities
                                     Fund

                Seeks current income by investing primarily in
           securities that are guaranteed for payment of principal
              and interest by the U.S. Government, its agencies
                 or instrumentalities (Fund shares themselves
                are not guaranteed). Capital appreciation is a
                     secondary investment consideration.

--------------------------------------------------------------------------------

                                    VISION
                              New York Tax-Free
                                 Money Market

                   Seeks current income that is exempt from
               federal regular income tax, (some of the income
                  may be subject to the federal alternative
                     minimum tax) and New York State and
                 New York City personal income taxes, and is
                   consistent with preservation of capital.

--------------------------------------------------------------------------------

                                    VISION
                              Growth and Income
                                     Fund

               Seeks to provide long-term growth of capital and
                income by investing in a diversified portfolio
              consisting primarily of equity securities (common
            stock and convertible securities) and debt securities
                              (bonds and notes).

--------------------------------------------------------------------------------

                                    VISION
                             Capital Appreciation
                                     Fund

               Seeks to produce long-term capital appreciation,
       primarily through a diversified portfolio of mid-capitalization stocks selected for their ability to appreciate in value.

--------------------------------------------------------------------------------

                                    VISION
                                 Money Market
                                     Fund

                   Seeks current income with liquidity and
                 stability of principal by investing in high-
                      quality money market instruments.

--------------------------------------------------------------------------------

                                    VISION
                            Treasury Money Market
                                     Fund

                Primarily seeks current income with liquidity
              and stability of principal by investing in direct
                 obligations of the U.S. Treasury, which are
                 guaranteed by the U.S. Government for timely
               payment of principal and interest, (Fund shares
                themselves are not guaranteed), and repurchase
                   agreements secured by these obligations.

--------------------------------------------------------------------------------

                                    VISION
                              New York Tax-Free
                                 Money Market
                                     Fund

            Seeks as high a level of current interest income that
              is exempt from federal regular income tax (some of
             the income may be subject to the federal alternative
               minimum tax) as is consistent with liquidity and
            relative stability of principal. In addition, the Fund
                 seeks to provide income that is exempt from
                       New York State and New York City
                            personal income taxes.

--------------------------------------------------------------------------------

                For more complete information about any of the
                  Vision Funds, contact (800) 836-2211 for a
               prospectus. Please read the prospectus carefully
                              before investing.



PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------
Dear Shareholder:

I am pleased to present the Semi-Annual Report of the Vision Growth and Income Fund for the six-month period ended October 31, 1996. It begins with an investment review by the fund's portfolio manager, followed by a list of the fund's stock holdings and complete financial information.

On October 31, 1996, the fund's portfolio consisted of high-quality stocks issued by companies that are household names, such as Boeing, Bristol-Myers Squibb, Chase Manhattan, Coca-Cola, Disney, Honda, Intel, Johnson & Johnson, Mattel, Microsoft, and Sears.

On October 31, 1996, the fund had produced a strong six-month total return of 12.38% (unadjusted for the fund's sales charge) resulting from dividends totaling $0.07 per share, an 11% increase in share price,* and a favorable stock market environment.

By the end of the reporting period, shareholders had invested a total of $80.6 million in Vision Growth & Income Fund--a $15 million increase since the first day of the period. Thank you for joining them. We welcome your questions and comments as we keep you informed about the progress of your investment.

Sincerely,


Edward C. Gonzales
President
December 15, 1996



* Performance quoted is based on net asset value and reflects past performance. Performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period adjusted for the fund's sales charge was 6.18%.



INVESTMENT REVIEW
--------------------------------------------------------------------------------

The Vision Growth and Income Fund continued to achieve good gains in the second fiscal quarter as the stock market traveled a rising, albeit bumpy, path to new highs. For the six month period ended October 31, 1996, the fund's total return was an impressive 12.38% versus the Lipper Growth & Income Mutual Fund Index* return of 6.5%. For the first ten months of calendar 1996, the fund has outperformed the Lipper Growth & Income Mutual Fund Index* with a total return of 19.91%** versus 15.0%.

Reports of strong employment gains, released in early July 1996, suggested a quickening economy and prompted the question when, not if, the Federal Reserve Board (the "Fed") would raise interest rates. Bond prices dropped sharply, leaving bond investors in worse shape than they had been through the first seven months of 1994, a year that eventually recorded the worst bond losses since the twenties. Money flowed out of equity mutual funds, and the "blue chip" names experienced their largest declines in over five years. Technology and financial shares, which had been market leaders, were especially hard hit, and the NASDAQ market lost 8.8% in July. Subsequent economic data of August and September suggested a more modest, sustainable expansion. Inflation fears abated, and the Fed left rates unchanged. Money flowed back into equity mutual funds, and technology, financials, and global leaders returned to prominence. The Standard and Poor's 500 Index*** and the Dow Jones Industrial Average+ achieved record highs. Bonds rallied, with the long Treasury issue ending the quarter yielding just under 7.0%, about where it had begun.
As you will see on the attached portfolio holdings statement, emphasis has remained on growth stocks. This has been a helpful attribute so far this year as growth stocks have, in general, performed better than value stocks. Despite the downturn in July, technology shares have been among the strongest performers in the market. By design, the greatest emphasis within the growth portion of the fund has been in the area of Information/Communication with Intel (semiconductors), Cisco Systems (network routers), and Microsoft (software) occupying core positions and providing strong returns. Large capitalization, multi-national companies with leading market positions comprise another large fraction of the fund's growth stock holdings, and have had strong performance as well. Examples include: Coca-Cola, Johnson & Johnson, Pfizer, Boeing, American International Group, and Monsanto.

Financial stocks have represented the largest single category of the value stock portion of the fund this period. Low price-earnings ratios, good dividends, and above-average prospects for earnings growth have justified good returns on Citicorp, Chase Manhattan, Allmerica, and Federal National

  * The Lipper Growth and Income Mutual Fund Index compares the performance of 30 of the largest growth and income open-ended mutual funds. This index is unmanaged and actual investments cannot be made in an index.

 ** The fund's one-year and since inception (11/29/93) total returns are 20.63% and 14.15%, respectively, based on offering price.

*** The S&P 500 is an unmanaged index of common stocks in industry, transportation, and financial and public utility companies. Investments cannot be made in an index.

  Dow Jones Industrial Average ("DJIA") is an unmanaged index which represents share prices of selected blue chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average price of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA's index movements are leading economic indicators for the stock market as a whole.


Mortgage Association. IBM remained a stellar performer, reflecting the market's recognition of the value of that company's management turnaround.

Our expectation that economic activity would moderate, but not stall, as 1996 unfolded has thus far been fulfilled. Corporate profit margins, which inevitably rise and fall as an integral part of the business cycle, seem to be near their cyclical peak. Accommodative central banks around the world, however, appear willing to provide liquidity sufficient to fuel further growth and extend the cycle. Where enthusiasm drives company, industry, or sector valuations to excess, the rapid rotation of this aging bull market should enforce price disciplines that can be costly. Nevertheless, based upon prospects for economic growth and low inflation, equity should remain a favored asset class. We will continue to invest in growth and value companies that we believe have the management, market position, and muscle to thrive in a slow growth world.


VISION GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  SIX MONTHS
                                                                     ENDED
                                                               OCTOBER 31, 1996           YEAR ENDED APRIL 30,
                                                                  (UNAUDITED)         1996       1995       1994(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                  $13.35           $10.35     $ 9.93       $10.00
-----------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------
  Net investment income                                                 0.06             0.13       0.21         0.07
-----------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                1.59             2.98       0.43        (0.08)
-----------------------------------------------------------       -------           ---------  ---------  -----------
  Total from investment operations                                      1.65             3.11       0.64        (0.01)
-----------------------------------------------------------       -------           ---------  ---------  -----------
LESS DISTRIBUTIONS
-----------------------------------------------------------
  Distributions from net investment income                             (0.07)           (0.11)     (0.22)       (0.06)
-----------------------------------------------------------       -------           ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                        $14.93           $13.35     $10.35       $ 9.93
-----------------------------------------------------------       -------           ---------  ---------  -----------
TOTAL RETURN (B)                                                       12.38%          30.18%      6.61%        (0.12%)
-----------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------
  Expenses                                                              1.16%(c)        1.16%      0.47%         0.00%(c)
-----------------------------------------------------------
  Net investment income                                                 0.91%(c)        1.09%      2.16%         2.24%(c)
-----------------------------------------------------------
  Expense waiver/reimbursement (d)                                     --   (c)         --         0.96%         2.15%(c)
-----------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------
  Net assets, end of period (000 omitted)                         $80,636           $65,119    $39,358     $22,944
-----------------------------------------------------------
  Average comission rate paid                                     $0.0719                  --         --           --
-----------------------------------------------------------
  Portfolio turnover                                                      31      %        77%        79%         27 %
-----------------------------------------------------------


 (a) Reflects operations for the period from November 29, 1993 (date of initial public investment) to April 30, 1994.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c)  Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


VISION GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                                VALUE
-----------  -------------------------------------------------------------------------------------  -------------
COMMON STOCKS--91.8%
--------------------------------------------------------------------------------------------------
             AUTOMOBILE--0.6%
             -------------------------------------------------------------------------------------
    11,000   Honda Motor Company, Ltd.                                                              $     523,875
             -------------------------------------------------------------------------------------  -------------
             BANKING--6.5%
             -------------------------------------------------------------------------------------
    32,000   Chase Manhattan Corp.                                                                      2,744,000
             -------------------------------------------------------------------------------------
    25,000   Citicorp                                                                                   2,475,000
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      5,219,000
             -------------------------------------------------------------------------------------  -------------
             CHEMICALS--3.3%
             -------------------------------------------------------------------------------------
    40,000   Monsanto Co.                                                                               1,585,000
             -------------------------------------------------------------------------------------
    25,000   Praxair, Inc.                                                                              1,106,250
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      2,691,250
             -------------------------------------------------------------------------------------  -------------
             CONSUMER GOODS-RETAIL--4.7%
             -------------------------------------------------------------------------------------
    26,000   Home Depot, Inc.                                                                           1,423,500
             -------------------------------------------------------------------------------------
    49,413   Mattel, Inc.                                                                               1,426,800
             -------------------------------------------------------------------------------------
    20,000   Sears, Roebuck & Co.                                                                         967,500
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      3,817,800
             -------------------------------------------------------------------------------------  -------------
             DEFENSE--4.0%
             -------------------------------------------------------------------------------------
    18,500   Boeing Co.                                                                                 1,764,438
             -------------------------------------------------------------------------------------
    21,000   General Dynamics Corp.                                                                     1,441,125
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      3,205,563
             -------------------------------------------------------------------------------------  -------------
             DRUGS--5.8%
             -------------------------------------------------------------------------------------
    15,000   Bristol-Myers Squibb Co.                                                                   1,586,250
             -------------------------------------------------------------------------------------
    35,000   Johnson & Johnson                                                                          1,723,750
             -------------------------------------------------------------------------------------
    16,000   Pfizer, Inc.                                                                               1,324,000
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      4,634,000
             -------------------------------------------------------------------------------------  -------------



VISION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

  SHARES                                                                                                VALUE
-----------  -------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
             ELECTRONICS--3.2%
             -------------------------------------------------------------------------------------
    27,000   General Electric Co.                                                                   $   2,612,250
             -------------------------------------------------------------------------------------  -------------
             ENERGY--3.6%
             -------------------------------------------------------------------------------------
     8,500   Atlantic Richfield Company                                                                 1,126,250
             -------------------------------------------------------------------------------------
     4,500   Royal Dutch Petroleum Co., ADR                                                               744,187
             -------------------------------------------------------------------------------------
    10,000   Texaco, Inc.                                                                               1,016,250
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      2,886,687
             -------------------------------------------------------------------------------------  -------------
             ENTERTAINMENT--1.8%
             -------------------------------------------------------------------------------------
    22,000   Walt Disney Co.                                                                            1,449,250
             -------------------------------------------------------------------------------------  -------------
             FOOD AND BEVERAGE--1.4%
             -------------------------------------------------------------------------------------
    22,000   Coca Cola Co.                                                                              1,111,000
             -------------------------------------------------------------------------------------  -------------
             FOREST PRODUCTS--4.1%
             -------------------------------------------------------------------------------------
    16,000   Georgia-Pacific Corp.                                                                      1,200,000
             -------------------------------------------------------------------------------------
    23,000   Kimberly-Clark Corp.                                                                       2,144,750
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      3,344,750
             -------------------------------------------------------------------------------------  -------------
             HEALTH CARE--2.8%
             -------------------------------------------------------------------------------------
    18,600   Medtronic, Inc.                                                                            1,197,375
             -------------------------------------------------------------------------------------
    25,000   Tambrands, Inc.                                                                            1,065,625
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      2,263,000
             -------------------------------------------------------------------------------------  -------------
             INDUSTRIAL PRODUCTS--1.6%
             -------------------------------------------------------------------------------------
    36,000   (a)Thermo Electron Corp.                                                                   1,314,000
             -------------------------------------------------------------------------------------  -------------
             INSURANCE--5.1%
             -------------------------------------------------------------------------------------
    33,000   Allmerica Financial Corp.                                                                  1,002,375
             -------------------------------------------------------------------------------------
    21,000   American International Group, Inc.                                                         2,281,125
             -------------------------------------------------------------------------------------
    35,000   GCR Holdings, Ltd.                                                                           813,750
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      4,097,250
             -------------------------------------------------------------------------------------  -------------



VISION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

  SHARES                                                                                                VALUE
-----------  -------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
             MANUFACTURING--1.7%
             -------------------------------------------------------------------------------------
    21,000   Harsco Corp.                                                                           $   1,341,375
             -------------------------------------------------------------------------------------  -------------
             MORTGAGE--2.1%
             -------------------------------------------------------------------------------------
    43,000   Federal National Mortgage Association                                                      1,682,375
             -------------------------------------------------------------------------------------  -------------
             OIL & GAS--8.9%
             -------------------------------------------------------------------------------------
    44,000   Enron Corp.                                                                                2,046,000
             -------------------------------------------------------------------------------------
     7,000   Mobil Corp.                                                                                  817,250
             -------------------------------------------------------------------------------------
    16,000   Schulmberger Ltd.                                                                          1,586,000
             -------------------------------------------------------------------------------------
    28,000   (a)Triton Energy Corp.                                                                     1,249,500
             -------------------------------------------------------------------------------------
    40,000   Unocal Corp.                                                                               1,465,000
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      7,163,750
             -------------------------------------------------------------------------------------  -------------
             PACKAGING--1.2%
             -------------------------------------------------------------------------------------
    20,000   Crown Cork and Seal, Inc.                                                                    960,000
             -------------------------------------------------------------------------------------  -------------
             REAL ESTATE--7.8%
             -------------------------------------------------------------------------------------
    36,000   Beacon Properties Corp.                                                                    1,057,500
             -------------------------------------------------------------------------------------
    40,000   Equity Residential Properties Trust                                                        1,470,000
             -------------------------------------------------------------------------------------
    30,000   FelCor Suite Hotels, Inc.                                                                    982,500
             -------------------------------------------------------------------------------------
    47,000   Merry Land & Investment Co., Inc.                                                            987,000
             -------------------------------------------------------------------------------------
    39,500   Nationwide Health Properties, Inc.                                                           888,750
             -------------------------------------------------------------------------------------
     5,000   Post Properties, Inc.                                                                        197,500
             -------------------------------------------------------------------------------------
    20,100   (a)Prentiss Properties Trust                                                                 414,563
             -------------------------------------------------------------------------------------
    17,000   Security Capital Industrial Trust                                                            308,125
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      6,305,938
             -------------------------------------------------------------------------------------  -------------
             TECHNOLOGY--13.4%
             -------------------------------------------------------------------------------------
    18,000   (a)Cisco Systems, Inc.                                                                     1,113,750
             -------------------------------------------------------------------------------------
    12,000   (a)Computer Sciences Corp.                                                                   891,000
             -------------------------------------------------------------------------------------
    19,500   International Business Machine                                                             2,515,500
             -------------------------------------------------------------------------------------



VISION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

  SHARES                                                                                                VALUE
-----------  -------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
             TECHNOLOGY--CONTINUED
             -------------------------------------------------------------------------------------
    15,000   Intel Corp.                                                                            $   1,648,125
             -------------------------------------------------------------------------------------
    12,000   (a)Microsoft Corp.                                                                         1,647,000
             -------------------------------------------------------------------------------------
    20,000   (a)Seagate Technology, Inc.                                                                1,335,000
             -------------------------------------------------------------------------------------
    38,000   (a)Storage Technology Corp.                                                                1,619,750
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                     10,770,125
             -------------------------------------------------------------------------------------  -------------
             TELECOMMUNICATIONS--5.0%
             -------------------------------------------------------------------------------------
    33,000   Ericsson (LM) Telephone Co., ADR                                                             911,625
             -------------------------------------------------------------------------------------
    37,000   GTE Corp.                                                                                  1,558,625
             -------------------------------------------------------------------------------------
    11,000   Motorola, Inc.                                                                               506,000
             -------------------------------------------------------------------------------------
    20,000   SBC Communications, Inc.                                                                     972,500
             -------------------------------------------------------------------------------------
     5,000   Telefonica del Peru S.A.                                                                     103,125
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      4,051,875
             -------------------------------------------------------------------------------------  -------------
             TRANSPORTATION--1.5%
             -------------------------------------------------------------------------------------
    48,000   (a)Continental Airlines, Inc.                                                              1,206,000
             -------------------------------------------------------------------------------------  -------------
             WHOLESALE--1.7%
             -------------------------------------------------------------------------------------
    30,000   Alco Standard Corp.                                                                        1,391,250
             -------------------------------------------------------------------------------------  -------------
             TOTAL COMMON STOCKS (IDENTIFIED COST, $57,060,101)                                        74,042,363
             -------------------------------------------------------------------------------------  -------------
CONVERTIBLE PREFERRED STOCKS--5.2%
--------------------------------------------------------------------------------------------------
             FINANCIAL--4.1%
             -------------------------------------------------------------------------------------
    13,000   (c)Sun America, PFD, 7.25%                                                                   807,625
             -------------------------------------------------------------------------------------
    34,000   SunAmerica, Inc.                                                                           1,275,000
             -------------------------------------------------------------------------------------
    22,449   Travelers Group, Inc.                                                                      1,217,858
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      3,300,483
             -------------------------------------------------------------------------------------  -------------
             TELECOMMUNICATIONS--1.1%
             -------------------------------------------------------------------------------------
    12,000   Telecomunicacoes Brasileiras, ADR                                                            894,000
             -------------------------------------------------------------------------------------  -------------
             TOTAL CONVERTIBLE PREFERRED STOCKS (IDENTIFIED COST, $3,136,993)                           4,194,483
             -------------------------------------------------------------------------------------  -------------



VISION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

  SHARES                                                                                                VALUE
-----------  -------------------------------------------------------------------------------------  -------------
MUTUAL FUND SHARES--2.5%
--------------------------------------------------------------------------------------------------
 $ 914,386   Seven Seas Money Market Fund (at net asset value)                                      $   2,006,731
             -------------------------------------------------------------------------------------  -------------
             TOTAL INVESTMENTS (IDENTIFIED COST, $62,203,825)(B)                                    $  80,243,577
             -------------------------------------------------------------------------------------  -------------


(a)  Non-income producing.

(b) The cost of investments for federal tax purposes amounts to $62,203,825. The net unrealized appreciation of investments on a federal tax basis amounts to $18,039,752 which is comprised of $18,393,947 appreciation and $354,195 depreciation at October 31, 1996.

(c) At or prior to maturity, the company may redeem the STRYPES initially equal to $86.568, declining by $0.00966 on each day following the issue date to $76.686 on April 15, 1999, and equal to $76.106 thereafter, payable in shares of Sun-America common stock or, at the company's option, cash with an equal value. At maturity, holders receive 2 shares of Sunamerica (SAI) or the cash equivalent.

Note: The categories of investments are shown as a percentage of net assets
      ($80,636,258) at October 31, 1996.

The following abbreviations are used in this portfolio:

ADR--American Depositary Receipts

PFD--Preferred

STRYPES--Structured Yield Product Exchangeable for Stock

(See Notes which are an integral part of the Financial Statements)


VISION GROWTH AND INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------------------------
Investments in securities, at value (identified and tax cost $62,203,825)                            $  80,243,577
---------------------------------------------------------------------------------------------------
Cash                                                                                                           290
---------------------------------------------------------------------------------------------------
Income receivable                                                                                           84,762
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                            149,880
---------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                 157,674
---------------------------------------------------------------------------------------------------
Deferred expenses                                                                                           11,872
---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       80,648,055
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------------
Accrued expenses                                                                          $  11,797
----------------------------------------------------------------------------------------  ---------
NET ASSETS for 5,401,603 shares outstanding                                                          $  80,636,258
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSISTS OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $  59,289,245
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                              18,039,752
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                             3,244,478
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                         62,783
---------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                                $  80,636,258
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
---------------------------------------------------------------------------------------------------
Net Asset Value and Redemption Proceeds Per Share ($80,636,258 / 5,401,603 shares outstanding)              $14.93
---------------------------------------------------------------------------------------------------  -------------
Offering Price Per Share (100/94.50 of $14.93)*                                                             $15.80
---------------------------------------------------------------------------------------------------  -------------


*See "What Fund Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


VISION GROWTH AND INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Dividends                                                                                            $    695,545
---------------------------------------------------------------------------------------------------
Interest                                                                                                   43,953
---------------------------------------------------------------------------------------------------  ------------
     Total investment income                                                                              739,498
---------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------
Investment advisory fee                                                                  $  249,949
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    37,906
---------------------------------------------------------------------------------------
Custodian fees                                                                               14,216
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     50,854
---------------------------------------------------------------------------------------
Directors' fees                                                                               2,883
---------------------------------------------------------------------------------------
Auditing fees                                                                                 7,100
---------------------------------------------------------------------------------------
Legal fees                                                                                    2,991
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    19,867
---------------------------------------------------------------------------------------
Share registration costs                                                                     10,779
---------------------------------------------------------------------------------------
Printing and postage                                                                          8,833
---------------------------------------------------------------------------------------
Insurance premiums                                                                            2,060
---------------------------------------------------------------------------------------
Miscellaneous                                                                                 5,399
---------------------------------------------------------------------------------------  ----------
     Total expenses                                                                         412,837
---------------------------------------------------------------------------------------
          Net investment income                                                                           326,661
---------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                        1,699,708
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                    6,626,688
---------------------------------------------------------------------------------------------------  ------------
     Net realized and unrealized gain on investments                                                    8,326,396
---------------------------------------------------------------------------------------------------  ------------
          Change in net assets resulting from operations                                             $  8,653,057
---------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


VISION GROWTH AND INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                SIX MONTHS
                                                                                  ENDED                YEAR
                                                                             OCTOBER 31, 1996         ENDED
                                                                               (UNAUDITED)        APRIL 30, 1996
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------------
Net investment income                                                         $      326,661      $      555,866
-------------------------------------------------------------------------
Net realized gain on investments ($1,699,708 net gain and $1,761,551 net
gain, respectively, as computed for federal tax purposes)                          1,699,708           3,963,102
-------------------------------------------------------------------------
Net change in unrealized appreciation of investments                               6,626,688           8,253,407
-------------------------------------------------------------------------  --------------------  ----------------
     Change in net assets resulting from operations                                8,653,057          12,772,375
-------------------------------------------------------------------------  --------------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------------
Distributions from net investment income                                            (350,383)           (473,581)
-------------------------------------------------------------------------  --------------------  ----------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------------
Proceeds from sale of shares                                                       9,684,445          17,414,577
-------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                               187,944             243,366
-------------------------------------------------------------------------
Cost of shares redeemed                                                           (2,657,473)         (4,195,783)
-------------------------------------------------------------------------  --------------------  ----------------
     Change in net assets resulting from share transactions                        7,214,916          13,462,160
-------------------------------------------------------------------------  --------------------  ----------------
          Change in net assets                                                    15,517,590          25,760,954
-------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------
Beginning of period                                                               65,118,668          39,357,714
-------------------------------------------------------------------------  --------------------  ----------------
End of period (including undistributed net investment income of $62,783
and $86,505, respectively)                                                    $   80,636,258      $   65,118,668
-------------------------------------------------------------------------  --------------------  ----------------


(See Notes which are an integral part of the Financial Statements)


VISION GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Vision Group of Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of seven portfolios. The financial statements included herein are only those of Vision Growth and Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide long-term growth of capital and income.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on national securities exchanges. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-ended regulated investment companies are valued at net asset value.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal


VISION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
     Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

     OPTION CONTRACTS WRITTEN--The Fund may purchase put options on its portfolio securities. These options will be used as a hedge to attempt to protect securities which the Fund holds against fluctuations in value. The Fund may also write put and call options on all or any portion of its portfolio securities to generate income for the Fund. The Fund will write put and call options on securities either held in its portfolio or for which the Fund has the right to obtain without payment of future consideration or for which it has segregated cash in the amount of any additional consideration. The Fund may also purchase call options on securities to protect against price movements in particular securities which the Fund intends to purchase. A written option obligates the Fund to deliver (a call) or to receive (a put), the contract amount upon exercise by the holder of the option. By writing call options, the Fund may forego potential gains on the underlying security. By writing a put option, the Fund risks becoming obligated to purchase the underlying security for more than its current market price upon exercise. Premiums received from writing options are recorded as a liability and an unrealized gain or loss is measured by the difference between the current value and the premium received. For the period ended October 31, 1996, the Fund had realized gain
     (loss) on option contracts of $69,348.


VISION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

     The following is a summary of the Fund's written option activity:

                                               NUMBER OF
                                               CONTRACTS     PROCEEDS
     Outstanding at May 1, 1996                    0            $0
-------------------------------------------
     Contracts opened                             240        $318,852
-------------------------------------------
     Contracts expired                             0            $0
-------------------------------------------
     Contracts exercised                          240        $388,200
-------------------------------------------
     Contracts closed                              0            $0
-------------------------------------------
     Outstanding at October 31, 1996               0            $0
-------------------------------------------


     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At October 31, 1996, there were 1,000,000,000 shares of $0.001 par value capital stock authorized. Transactions in capital stock were as follows:

                                                                                      SIX MONTHS
                                                                                        ENDED         YEAR ENDED
                                                                                     OCTOBER 31,      APRIL 30,
                                                                                         1996            1996
Shares sold                                                                                699,463       1,412,452
----------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                          13,505          19,938
----------------------------------------------------------------------------------
Shares redeemed                                                                           (190,901)       (353,723)
----------------------------------------------------------------------------------  --------------  --------------
  Net change resulting from share transactions                                             522,067       1,078,667
----------------------------------------------------------------------------------  --------------  --------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Manufacturers and Traders Trust Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.70% of the Fund's average daily net assets. The Adviser has entered into a sub-advisory contract with Harbor Capital Management Company, Inc. (the "Sub-Adviser"). The Adviser shall pay Sub-Adviser up to 0.50% of the Fund's average daily net assets up to $100 million and 0.40% of such assets in excess thereof.


VISION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Corporation for the period.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC") the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to compensate FSC. The Fund did not pay or accrue distribution expenses during the period ended October 31, 1996.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Manufacturers and Traders Trust Company, the Fund will pay Manufacturers and Traders Trust Company up to 0.25% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. The Fund did not pay or accrue shareholder services expenses during the period ended October 31, 1996.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

ORGANIZATIONAL EXPENSES--Organizational expenses of $18,626 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following November 2, 1993 (date the Fund became effective). For the period ended October 31, 1996, the Fund paid $4,830 pursuant to this agreement.

GENERAL--Certain Officers of the Corporation are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1996, were as follows:

PURCHASES                                                                                            $  27,265,088
---------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                $  21,237,852
---------------------------------------------------------------------------------------------------  -------------



DIRECTORS                                 OFFICERS
-----------------------------------------------------------------------

Randall I. Benderson                    Edward C. Gonzales
Joseph J. Castiglia                       President and Treasurer
Daniel R. Gernatt, Jr.                  Charles L. Davis, Jr.
George K. Hambleton, Jr.                  Vice President and Assistant Treasurer
                                        Victor R. Siclari
                                          Secretary
                                        C. Todd Gibson
                                          Assistant Secretary

SHARES OF THE VISION FUNDS ARE NOT FDIC INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, MANUFACTURERS AND TRADERS TRUST COMPANY ("M&T BANK"), AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


                       [LOGO OF VISION GROUP OF FUNDS]

                              SEMI-ANNUAL REPORT
                               TO SHAREHOLDERS
                               OCTOBER 31, 1996

--------------------------------------------------------------------------------
                                    VISION
                                    Growth
                                  and Income
                                     Fund
--------------------------------------------------------------------------------


Manufacturers and Traders Trust Company
Investment Adviser to the Funds
One M&T Plaza
Buffalo, NY 14240-4556

[RECYCLED PAPER LOGO]

Federated Securities Corp.
Distributor
Federated Investors Tower
Pittsburgh, PA 15222-3779

Cusip 92830F604
GOO161-O1 (12/96)







                       VISION
                   U.S. Government
                     Securities
                        Fund

  Seeks current income by investing primarily in securities that are guaranteed for payment of principal and interest by the U.S. Government, its agencies or instrumentalities (Fund shares themselves are not guaranteed). Capital appreciation is a
      secondary investment consideration.

--------------------------------------------------------

                       VISION
                   New York Tax-Free
                     Securities
                        Fund

        Seeks current income that is exempt from federal regular income tax, (some of the income may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes, and is consistent with preservation of capital.

--------------------------------------------------------

                       VISION
                   Growth and Income
                     Securities
                        Fund

    Seeks to provide long-term growth of capital and income by investing in a diversified portfolio consisting primarily of equity securities (common stock and convertible securities) and debt securities (bonds and notes).

--------------------------------------------------------
                       VISION
                Capital Appreciation
                     Securities
                        Fund

    Seeks to produce long-term capital appreciation,
     primarily through a diversified portfolio of mid-capitalization stocks selected for their ability to appreciate in value.

--------------------------------------------------------

                       VISION
                    Money Market
                     Securities
                        Fund

  Seeks current income with liquidity and stability of principal by investing in high-quality money market instruments.

--------------------------------------------------------

                       VISION
               Treasury Money Market
                     Securities
                        Fund

     Primarily seeks current income with liquidity and stability of principal by investing in direct obligations of the U.S. Treasury, which are guaranteed by the U.S. Government for timely payment of principal and interest, (Fund shares themselves are not guaranteed), and repurchase agreements secured by these obligations.

--------------------------------------------------------

                       VISION
                 New York Tax-Free
                     Securities
                        Fund
  Seeks as high a level of current interest income that is exempt from federal regular income tax (some of the income may be subject to the federal alternative minimum tax) as is consistent with liquidity and relative stability of principal. In addition, the Fund seeks to provide income that is exempt from New York State and
         New York City personal income taxes.

--------------------------------------------------------
For more complete information about any of the Vision Funds, contact (800) 836-2211 for a prospectus. Please read the prospectus carefully before investing.



PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the first report to shareholders for Vision Capital Appreciation Fund. This document covers the period from July 3, 1996, when the fund first began operations, through October 31, 1996. Inside, you will find operating and financial information for the fund including a list of fund holdings and financial statements.

Vision Capital Appreciation Fund is the newest and most aggressive member of the Vision family. To help your investment grow over time, it focuses primarily on stocks issued by mid-size companies selected for their ability to appreciate in value. These holdings are diversified among key business sectors, while concentrating on sectors that offer opportunities for value.

In just four months of operation in a favorable stock market environment, the fund produced a cumulative total return of 9.17% (unadjusted for the fund's sales charge) resulting from dividends totaling $0.03 per share and an 9% increase in share price.*

By the end of the period, shareholders had invested a total of $15 million in Vision Capital Appreciation Fund. Thank you being among the first to take advantage of the growth potential of mid-size companies through this fund. We welcome your questions and comments as we keep you informed about the progress of your investment.

Sincerely,

Edward C. Gonzales
President
December 15, 1996

* Performance quoted is based on net asset value and reflects past performance. Performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Cumulative total return for the period adjusted for the fund's sales charge was 3.18%.

 A. Please insert the following "Financial Highlights" table as page 4 of the prospectus. In addition, please add the heading "Financial Highlights" to the Table of Contents page as the first entry.

VISION CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                                  PERIOD ENDED
                                                                                                OCTOBER 31, 1996
                                                                                                 (UNAUDITED)(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                $   10.00
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------
  Net investment income                                                                                  0.03
--------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments                                                        0.89
--------------------------------------------------------------------------------------------          -------
  Total from investment operations                                                                       0.92
--------------------------------------------------------------------------------------------          -------
LESS DISTRIBUTIONS
--------------------------------------------------------------------------------------------
  Distributions from net investment income                                                              (0.03)
--------------------------------------------------------------------------------------------          -------
NET ASSET VALUE, END OF PERIOD                                                                      $   10.89
--------------------------------------------------------------------------------------------          -------
TOTAL RETURN (B)                                                                                         9.17%
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------------------
  Expenses                                                                                               0.00%(c)
--------------------------------------------------------------------------------------------
  Net investment income                                                                                  1.05%(c)
--------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                                                       2.07%(c)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)
                                                                                                            $14,967
--------------------------------------------------------------------------------------------
  Average commission rate paid                                                                         0.0531
--------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                        8      %
--------------------------------------------------------------------------------------------


 (a) Reflects operations for the period from July 3, 1996 (date of initial public investment) to October 31, 1996.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c)  Computed on an annualized basis.

 (d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

 B. Please insert the following as the last sentence of the first paragraph under the section entitled "Voting Rights and Other Information" on page 23.

     "As of December 4, 1996, Reho & Co., Buffalo, New York, owned 75.25% of the voting securities of the Fund, and, therefore, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders."

 C. Please insert the following Financial Statements after the section entitled "How the Fund Shows Performance" and before the address page. In addition, please add the heading "Financial Statements" to the Table of Contents page after the heading "How the Fund Shows Performance."

VISION CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                                VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS--93.1%
--------------------------------------------------------------------------------------------------
            AUTO PARTS & EQUIPMENT--1.3%
            --------------------------------------------------------------------------------------
     8,300  (a)Gentex Corp.                                                                         $     197,125
            --------------------------------------------------------------------------------------  -------------
            BANKING--3.2%
            --------------------------------------------------------------------------------------
     5,300  Star Banc Corp.                                                                               477,000
            --------------------------------------------------------------------------------------  -------------
            BASIC INDUSTRY--4.7%
            --------------------------------------------------------------------------------------
    10,000  IMC Global, Inc.                                                                              375,000
            --------------------------------------------------------------------------------------
     4,500  Potash Corporation Sask, Inc.                                                                 318,938
            --------------------------------------------------------------------------------------  -------------
            Total                                                                                         693,938
            --------------------------------------------------------------------------------------  -------------
            BUILDING PRODUCTS--2.1%
            --------------------------------------------------------------------------------------
     9,600  Medusa Corp.                                                                                  315,600
            --------------------------------------------------------------------------------------  -------------
            CHEMICALS--0.9%
            --------------------------------------------------------------------------------------
     8,500  Albemarle Corp.                                                                               137,062
            --------------------------------------------------------------------------------------  -------------
            COMPUTERS--8.6%
            --------------------------------------------------------------------------------------
    12,300  (a)Banctec, Inc.                                                                              250,613
            --------------------------------------------------------------------------------------
    16,400  (a)Cheyenne Software, Inc.                                                                    498,150
            --------------------------------------------------------------------------------------
    20,500  (a)EMC Corp., Mass                                                                            538,125
            --------------------------------------------------------------------------------------  -------------
            Total                                                                                       1,286,888
            --------------------------------------------------------------------------------------  -------------



VISION CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

  SHARES                                                                                                VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
            CONSUMER DURABLES--2.5%
            --------------------------------------------------------------------------------------
    14,000  Oakwood Homes Corp.                                                                     $     371,000
            --------------------------------------------------------------------------------------  -------------
            DIVERSIFIED OPERATIONS--5.0%
            --------------------------------------------------------------------------------------
     7,200  Harnischfeger Industries, Inc.                                                                288,000
            --------------------------------------------------------------------------------------
     9,400  Tyco International Ltd.                                                                       466,475
            --------------------------------------------------------------------------------------  -------------
            Total                                                                                         754,475
            --------------------------------------------------------------------------------------  -------------
            FINANCE--12.3%
            --------------------------------------------------------------------------------------
     8,400  Beneficial Corp.                                                                              491,400
            --------------------------------------------------------------------------------------
    19,900  (a)Olympic Financial Ltd.                                                                     315,913
            --------------------------------------------------------------------------------------
    16,600  Schwab (Charles) Corp.                                                                        415,000
            --------------------------------------------------------------------------------------
    20,700  Synovus Financial Corp.                                                                       618,412
            --------------------------------------------------------------------------------------  -------------
            Total                                                                                       1,840,725
            --------------------------------------------------------------------------------------  -------------
            FOOD SERVICES--5.0%
            --------------------------------------------------------------------------------------
    15,400  Flowers Industry, Inc.                                                                        359,975
            --------------------------------------------------------------------------------------
     6,900  (a)Vons Companies, Inc.                                                                       382,088
            --------------------------------------------------------------------------------------  -------------
            Total                                                                                         742,063
            --------------------------------------------------------------------------------------  -------------
            HEALTHCARE--4.7%
            --------------------------------------------------------------------------------------
    15,700  (a)Apria Healthcare Group, Inc.                                                               300,262
            --------------------------------------------------------------------------------------
     9,000  (a)Healthcare COMPARE Corp.                                                                   396,000
            --------------------------------------------------------------------------------------  -------------
            Total                                                                                         696,262
            --------------------------------------------------------------------------------------  -------------
            HOTEL--2.8%
            --------------------------------------------------------------------------------------
    18,900  (a)Mirage Resorts, Inc.                                                                       415,800
            --------------------------------------------------------------------------------------  -------------
            INDUSTRIAL PRODUCTS--1.1%
            --------------------------------------------------------------------------------------
     4,600  (a)Thermo Electron Corp.                                                                      167,900
            --------------------------------------------------------------------------------------  -------------
            INSURANCE--1.8%
            --------------------------------------------------------------------------------------
     9,300  TIG Holdings, Inc.                                                                            268,537
            --------------------------------------------------------------------------------------  -------------
            LOTTERY SERVICES--2.1%
            --------------------------------------------------------------------------------------
    10,800  (a)Gtech Holdings Corp.                                                                       318,600
            --------------------------------------------------------------------------------------  -------------



VISION CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

  SHARES                                                                                                VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
            MEDICAL INSTRUMENTS/PRODUCTS--5.2%
            --------------------------------------------------------------------------------------
    10,200  (a)St. Jude Medicine, Inc.                                                              $     402,900
            --------------------------------------------------------------------------------------
    10,000  (a)Steris Corp.                                                                               377,500
            --------------------------------------------------------------------------------------  -------------
            Total                                                                                         780,400
            --------------------------------------------------------------------------------------  -------------
            OIL/GAS--9.0%
            --------------------------------------------------------------------------------------
    19,400  (a)Global Marine, Inc.                                                                        356,475
            --------------------------------------------------------------------------------------
     7,500  Tosco Corp.                                                                                   420,937
            --------------------------------------------------------------------------------------
     6,600  Transocean Offshore, Inc.                                                                     417,450
            --------------------------------------------------------------------------------------
     6,600  Valero Energy Corp.                                                                           156,750
            --------------------------------------------------------------------------------------  -------------
            Total                                                                                       1,351,612
            --------------------------------------------------------------------------------------  -------------
            RETAIL--3.9%
            --------------------------------------------------------------------------------------
     6,800  (a)Consolidated Stores Corp.                                                                  262,650
            --------------------------------------------------------------------------------------
    17,500  (a)Staples, Inc.                                                                              325,938
            --------------------------------------------------------------------------------------  -------------
            Total                                                                                         588,588
            --------------------------------------------------------------------------------------  -------------
            SERVICES--2.4%
            --------------------------------------------------------------------------------------
    12,300  (a)Calenergy, Inc.                                                                            356,700
            --------------------------------------------------------------------------------------  -------------
            TECHNOLOGY--11.9%
            --------------------------------------------------------------------------------------
    11,400  (a)Analog Devices, Inc.                                                                       296,400
            --------------------------------------------------------------------------------------
     8,400  (a)Cisco Systems, Inc.                                                                        519,750
            --------------------------------------------------------------------------------------
    14,400  (a)Newbridge Networks Corp.                                                                   455,400
            --------------------------------------------------------------------------------------
     3,300  (a)Sun Microsystems, Inc.                                                                     201,300
            --------------------------------------------------------------------------------------
    19,800  (a)Teradyne, Inc.                                                                             314,325
            --------------------------------------------------------------------------------------  -------------
            Total                                                                                       1,787,175
            --------------------------------------------------------------------------------------  -------------
            TELECOMMUNICATIONS--2.0%
            --------------------------------------------------------------------------------------
     6,000  (a)MFS Communications, Inc.                                                                   300,750
            --------------------------------------------------------------------------------------  -------------



VISION CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

  SHARES                                                                                                VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
            TRANSPORTATION--0.6%
            --------------------------------------------------------------------------------------
     4,200  Atlantic Southeast Airlines, Inc.                                                       $      88,200
            --------------------------------------------------------------------------------------  -------------
            TOTAL COMMON STOCKS (IDENTIFIED COST $12,905,638)                                          13,936,400
            --------------------------------------------------------------------------------------  -------------
MUTUAL FUND SHARES--5.8%
--------------------------------------------------------------------------------------------------
$  872,221  Seven Seas Money Market Fund (at net asset value)                                             872,221
            --------------------------------------------------------------------------------------  -------------
            TOTAL INVESTMENTS (IDENTIFIED COST $13,777,859)(B)                                      $  14,808,621
            --------------------------------------------------------------------------------------  -------------


(a) Non-income producing security.

(b) The cost of investments for federal tax purposes amounts to $13,777,859. The net unrealized appreciation of investments on a federal tax basis amounts to $1,030,762 which is comprised of $1,450,200 appreciation and $419,438 depreciation at October 31, 1996.

Note: The categories of investments are shown as a percentage of net assets ($14,966,988) at
      October 31, 1996.

(See Notes which are an integral part of the Financial Statements)

VISION CAPITAL APPRECIATION FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified and tax cost $13,777,859)                                                                $  14,808,621
---------------------------------------------------------------------------------------------------
Income receivable                                                                                            7,677
---------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                 137,814
---------------------------------------------------------------------------------------------------
Deferred expenses                                                                                           31,811
---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       14,985,923
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------------
Accrued expenses                                                                                            18,935
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 1,373,753 shares outstanding                                                          $  14,966,988
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSISTS OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $  13,800,229
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                               1,030,762
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                               125,947
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                         10,050
---------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                                $  14,966,988
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
---------------------------------------------------------------------------------------------------
Net Asset Value and Redemption Proceeds Per Share
($14,966,988 / 1,373,753 shares outstanding)                                                                $10.89
---------------------------------------------------------------------------------------------------  -------------
Offering Price Per Share (100/94.50 of $10.89)*                                                             $11.52
---------------------------------------------------------------------------------------------------  -------------


*See "What Fund Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


VISION CAPITAL APPRECIATION FUND
STATEMENT OF OPERATIONS
PERIOD ENDED OCTOBER 31, 1996 (UNAUDITED)*
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Dividends                                                                                            $     26,738
---------------------------------------------------------------------------------------------------
Interest                                                                                                   15,042
---------------------------------------------------------------------------------------------------  ------------
     Total investment income                                                                               41,780
---------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------
Investment advisory fee                                                                  $   33,799
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    16,576
---------------------------------------------------------------------------------------
Custodian fees                                                                                5,567
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      5,965
---------------------------------------------------------------------------------------
Directors' fees                                                                               1,193
---------------------------------------------------------------------------------------
Legal fees                                                                                    1,590
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     8,748
---------------------------------------------------------------------------------------
Share registration costs                                                                      4,771
---------------------------------------------------------------------------------------
Printing and postage                                                                          1,988
---------------------------------------------------------------------------------------
Insurance premiums                                                                              795
---------------------------------------------------------------------------------------
Taxes                                                                                           398
---------------------------------------------------------------------------------------
Miscellaneous                                                                                   795
---------------------------------------------------------------------------------------  ----------
     Total expenses                                                                          82,185
---------------------------------------------------------------------------------------
Waivers and reimbursements--
----------------------------------------------------------------------------
  Waiver of investment advisory fee                                            ($33,799)
----------------------------------------------------------------------------
  Waiver of administrative personnel and services fee                           (16,576)
----------------------------------------------------------------------------
  Reimbursement of other operating expenses by Adviser                          (31,810)
----------------------------------------------------------------------------  ---------
     Total waivers and reimbursements                                                       (82,185)
---------------------------------------------------------------------------------------  ----------
          Net expenses                                                                                    --
---------------------------------------------------------------------------------------------------  ------------
               Net investment income                                                                       41,780
---------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                          125,947
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                    1,030,762
---------------------------------------------------------------------------------------------------  ------------
     Net realized and unrealized gain on investments                                                    1,156,709
---------------------------------------------------------------------------------------------------  ------------
          Change in net assets resulting from operations                                             $  1,198,489
---------------------------------------------------------------------------------------------------  ------------


*For the period from July 3, 1996 (date of initial public investment) to October
 31, 1996.

(See Notes which are an integral part of the Financial Statements)


VISION CAPITAL APPRECIATION FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                 PERIOD ENDED
                                                                                               OCTOBER 31,1996*
                                                                                                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------------------------------
Net investment income                                                                           $        41,780
-------------------------------------------------------------------------------------------
Net realized gain on investments ($125,947 net gain as computed
for federal tax purposes)                                                                               125,947
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                  1,030,762
-------------------------------------------------------------------------------------------  ---------------------
     Change in net assets resulting from operations                                                   1,198,489
-------------------------------------------------------------------------------------------  ---------------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------------------------------
Distributions from net investment income                                                                (31,730)
-------------------------------------------------------------------------------------------  ---------------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------------------------------
Proceeds from sale of shares                                                                         13,772,534
-------------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment
of distributions declared                                                                                31,278
-------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                                  (3,583)
-------------------------------------------------------------------------------------------  ---------------------
     Change in net assets resulting from share transactions                                          13,800,229
-------------------------------------------------------------------------------------------  ---------------------
          Change in net assets                                                                       14,966,988
-------------------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------------------
Beginning of period                                                                                   --
-------------------------------------------------------------------------------------------  ---------------------
End of period (including undisributed net investment income of $10,050)                         $    14,966,988
-------------------------------------------------------------------------------------------  ---------------------


*For the period from July 3, 1996 (date of initial public investment) to October
 31, 1996.

(See Notes which are an integral part of the Financial Statements)

VISION CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Vision Group of Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of seven portfolios. The financial statements included herein are only those of Vision Capital Appreciation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to produce long-term capital appreciation.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At October 31, 1996, there were 1,000,000,000 shares of $0.001 par value capital stock authorized.

Transactions in capital stock were as follows:

                                                                                                 PERIOD ENDED
                                                                                             OCTOBER 31, 1996(A)
Shares sold                                                                                         1,371,121
------------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                                      2,979
------------------------------------------------------------------------------------------
Shares redeemed                                                                                          (347)
------------------------------------------------------------------------------------------       ------------
  Net change resulting from share transactions                                                      1,373,753
------------------------------------------------------------------------------------------       ------------


(a) For the period from July 3, 1996 (date of initial public investment) to October 31, 1996.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Manufacturers and Traders Trust Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.85% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive a portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Corporation for the period. FAS may voluntarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to compensate FSC. The Fund did not pay or accrue distribution expenses during the period ended October 31, 1996.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Manufacturers and Traders Trust Company, the Fund will pay Manufacturers and Traders Trust Company up to 0.25% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. The Fund did not pay or accrue shareholder services expenses during the period ended October 31, 1996.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

ORGANIZATIONAL EXPENSES--Organizational expenses of $21,200 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following effective date. For the period ended October 31, 1996, the Fund paid $1,178 pursuant to this agreement.

GENERAL--Certain Officers of the Corporation are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1996, were as follows:

PURCHASES                                                                                            $  13,780,852
---------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                $   1,001,160
---------------------------------------------------------------------------------------------------  -------------


DIRECTORS                                                OFFICERS
------------------------------------------------------------------------------------------------
Randall I. Benderson                                      Edward C. Gonzales
Joseph J. Castiglia                                       President and Treasurer
Daniel R. Gernatt, Jr.                                    Charles L. Davis, Jr.
George K. Hambleton, Jr.                                  Vice President and Assistant Treasurer
                                                          Victor R. Siclari
                                                          Secretary
                                                          C. Todd Gibson
                                                          Assistant Secretary


SHARES OF THE VISION FUNDS ARE NOT FDIC INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, MANUFACTURERS AND TRADERS TRUST COMPANY ("M&T BANK"), AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


 [LOGO of VISION]
SEMI-ANNUAL REPORT
  AND SUPPLEMENT
TO PROSPECTUS DATED
  JUNE 5, 1996

------------------
    Vision
   Capital
Appreciation
    Fund
------------------
OCTOBER 31, 1996

Manufacturers and Traders Trust Company
Investment Adviser to the Funds
One M&T Plaza
Buffalo, NY 14240-4556

Federated Securities Corp.
Distributor
Federated Investors Tower
Pittsburgh, PA 15222-3779

Cusip 92830F703
GOO158-O1 (12/96)






PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report of the Vision New York Tax-Free Fund for the six-month period ended October 31, 1996. It begins with an investment review by the fund's portfolio manager, followed by a list of the fund's municipal bond holdings and complete financial information.

As a shareholder, you are pursuing monthly, double tax-free income (triple tax-free income if you are a New York City resident).*

The fund weathered a continued difficult bond market during the six-month reporting period characterized by fluctuating interest rates and bond prices. Nevertheless, the fund's portfolio-- which on October 31, 1996, consisted of nearly 100 high-quality municipal bonds--performed relatively well. Shareholders received a monthly tax-free income stream totaling $0.24 per share over the six-month period, and the fund's net asset value increased from $9.90 at the beginning of the period to $10.19 at the period's end. As a result of the income stream and increase in share price, as of October 31, 1996, the fund achieved a six-month total return of 5.43% (unadjusted for the fund's sales charge).**

By the end of the reporting period, tax-sensitive New York residents had invested a total of $34 million in the Vision New York Tax-Free Fund. Thank you for joining them. We welcome your questions and comments as we keep you informed about the progress of your investment.

Sincerely,

Edward C. Gonzales
President
December 15, 1996

 * Income may be subject to the federal alternative minimum tax.

** Performance quoted is based on net asset value and reflects past performance.
   Performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The fund's total return for the period adjusted for the sales charge was 0.65%.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

Overall, yields on municipal securities fell during the first six months of the Vision New York Tax-Free Fund's fiscal year. On April 30, 1996, the municipal bond market, as measured by the Bond Buyer 40 Bond Index* (yield to par basis), was 6.50%. The yield peaked on June 10, 1996, at 6.65%, then proceeded down, ending the semi-annual reporting period at 5.94% on October 31, 1996.

The fund took advantage of the higher yields available in the early part of the summer by extending maturities or the duration of the fund. The total return for the period ended October 31, 1996, of 5.43%, based on net asset value, exceeded the 4.90% return of the Lehman Brothers New York Tax-Exempt Index.** This return was accomplished even though the fund maintained a higher credit profile than the index. The net asset value of the fund rose from $9.90 on May 1, 1996, to $10.19 on October 31, 1996.

Municipal yields (as measured by the Bond Buyer 40 Bond Index*) were as high as 97.0% of 30 Year Treasury Bond yields on May 8, 1996, and as low as 86.2% on September 17, 1996. This relationship was 89.2% on October 31, 1996.

Current conditions warrant a continuation of the longer than neutral (or benchmark) duration for the portfolio. We are convinced a yield premium is still embedded in market interest rates that represent a "fear factor" of faster economic growth, coupled with increases in the level of inflation. As this yield premium diminishes, we will move from an offensive to a defensive posture, seeking to preserve the capital we have recently accumulated.

---------
 * The Bond Buyer 40 Bond Index is comprised of 40 actively quoted and traded long-term municipal bonds.

** The Lehman Brothers New York Tax-Exempt Index is a total return performance benchmark for the New York long-term, investment grade, tax-exempt bond market. This index is unmanaged and actual investments can not be made in an index.

VISION NEW YORK TAX-FREE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       SIX MONTHS
                                                                          ENDED
                                                                       OCTOBER 31,
                                                                          1996              YEAR ENDED APRIL 30,
                                                                       (UNAUDITED)      1996       1995       1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                        $9.90         $9.67      $9.61       $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------
  Net investment income                                                      0.24          0.46       0.46         0.20
-------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                     0.29          0.23       0.06        (0.39)
-------------------------------------------------------------------    -------        ---------  ---------  -----------
  Total from investment operations                                           0.53          0.69       0.52        (0.19)
-------------------------------------------------------------------
LESS DISTRIBUTIONS
-------------------------------------------------------------------
  Distributions from net investment income                                  (0.24)        (0.46)     (0.46)       (0.20)
-------------------------------------------------------------------    -------        ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                             $10.19        $ 9.90     $ 9.67       $ 9.61
-------------------------------------------------------------------    -------        ---------  ---------  -----------
TOTAL RETURN (B)                                                             5.43%        7.18%      5.58%        (1.22%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------
  Expenses                                                                   0.99%(c)     1.04%      0.40%         0.00%(c)
-------------------------------------------------------------------
  Net investment income                                                      4.77%(c)     4.60%      4.80%         4.79%(c)
-------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                           0.37%(c)     0.34%      1.12%         1.78%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------------
  Net assets, end of period (000 omitted)                              $34,039        $32,621    $27,346     $25,225
-------------------------------------------------------------------
  Portfolio turnover                                                           45   %       113%        51%         21 %
-------------------------------------------------------------------


 (a) Reflects operations for the period from September 22, 1993 (date of initial public investment) to April 30, 1994.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c)  Computed on an annualized basis.

 (d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

VISION NEW YORK TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          CREDIT
                                                                                          RATING:
 PRINCIPAL                                                                                MOODY'S
   AMOUNT                                                                                 OR S&P*        VALUE
------------  ------------------------------------------------------------------------  -----------  -------------
LONG-TERM MUNICIPAL SECURITIES--97.6%
--------------------------------------------------------------------------------------
$     25,000  Alden, NY, Central School District, GO UT Bonds, 6.25%,
              6/15/2009                                                                        AAA   $      27,589
              ------------------------------------------------------------------------
   1,000,000  Allegany County, NY, Industrial Development, Solid Waste Disposal,
              Revenue Bonds, 6.625%, 9/1/2016                                                    A       1,050,600
              ------------------------------------------------------------------------
      25,000  Amherst, NY, GO UT Bonds, 6.20% (Public Improvements)/ (FGIC Insured),
              4/1/2002                                                                         AAA          27,003
              ------------------------------------------------------------------------
      25,000  Beacon, NY, City School District, GO UT Bonds, 5.10%,
              7/15/2006                                                                        AAA          25,336
              ------------------------------------------------------------------------
     100,000  Brighton, NY, Central School District, GO UT Bonds, 5.40%, 6/1/2011              AAA         100,345
              ------------------------------------------------------------------------
      50,000  Brockport, NY, Central School District, GO UT Bonds, 5.40%, 6/15/2011            AAA          50,150
              ------------------------------------------------------------------------
      50,000  Broome County, NY, COPs, Public Safety Facility, 5.25%,
              4/1/2022                                                                         AAA          47,156
              ------------------------------------------------------------------------
      70,000  Buffalo & Ft. Erie, NY, Pub B, Revenue Bonds, 6.00%,
              1/1/2004                                                                         AAA          75,191
              ------------------------------------------------------------------------
     100,000  Canandaigua, NY, City School District, GO UT Bonds, 5.00% (AMBAC
              Insured), 6/1/2009                                                               AAA          98,392
              ------------------------------------------------------------------------
      50,000  Chautauqua County, NY, GO UT Bonds, 6.40% (FGIC Insured), 9/15/2004              AAA          55,484
              ------------------------------------------------------------------------
      50,000  Cheektowaga-Maryvale, NY,Union Free School District, GO UT Bonds, 6.625%
              (FGIC Insured), 6/15/2008                                                        AAA          56,974
              ------------------------------------------------------------------------
      50,000  Cheektowaga, NY, GO UT Bonds, (Series A), 6.55%,
              10/15/2008                                                                         A          55,669
              ------------------------------------------------------------------------
     100,000  Cheektowaga, NY, Central School District, GO UT Bonds, 5.875%, 6/1/2014          Aaa         103,566
              ------------------------------------------------------------------------
      25,000  Cheektowaga, NY, GO UT Bonds, 5.65%, 8/15/2005                                     A          26,196
              ------------------------------------------------------------------------



VISION NEW YORK TAX-FREE FUND
--------------------------------------------------------------------------------

                                                                                          CREDIT
                                                                                          RATING:
 PRINCIPAL                                                                                MOODY'S
  AMOUNT                                                                                 OR S&P*        VALUE
------------  ------------------------------------------------------------------------  -----------  -------------
LONG-TERM MUNICIPAL SECURITIES--CONTINUED
--------------------------------------------------------------------------------------
$     50,000  Chemung County, NY, GO UT Bonds, 6.80% (AMBAC Insured), 7/15/2006                AAA   $      57,243
              ------------------------------------------------------------------------
      25,000  Chenango County, NY, 6.40%, 12/15/2008                                             A          27,730
              ------------------------------------------------------------------------
      50,000  Churchville Chili, NY, Central School District, GO UT Bonds, 5.50%,
              6/15/2009                                                                        AAA          51,256
              ------------------------------------------------------------------------
      25,000  Dutchess County, NY, GO UT Bonds, 8.50%, 7/15/2007                               Aa1          32,243
              ------------------------------------------------------------------------
      25,000  East Bloomfield, NY, Central School District, 7.125%,
              6/15/2004                                                                        AAA          28,919
              ------------------------------------------------------------------------
      50,000  Erie County, NY, Water Authority, Revenue Bonds, (Series A), 6.00%,
              12/1/2008                                                                        AAA          53,345
              ------------------------------------------------------------------------
   1,380,000  Essex County, NY, Industrial Development Agency, Solid Waste
              Disposal/International Paper, Revenue Bonds, 5.80%, 12/1/2019                     A-       1,354,967
              ------------------------------------------------------------------------
      55,000  Evans & Brant, NY, Central School District, GO UT Bonds, 6.85% (MBIA
              Insured), 6/15/2009                                                              AAA          63,567
              ------------------------------------------------------------------------
      20,000  Frontier, NY, Central School District, Hamburg Township, GO UT Bonds,
              9.50%, 6/1/2002                                                                  AAA          24,759
              ------------------------------------------------------------------------
      70,000  General Brown Central School District, GO UT Bonds, 5.70% (MBIA
              Insured), 6/15/2014                                                              AAA          71,210
              ------------------------------------------------------------------------
      25,000  Genesee County, NY, GO UT Bonds, 5.30%, 8/15/2009                                Aaa          25,153
              ------------------------------------------------------------------------
      50,000  Greece, NY, Central School District, GO UT Bonds, 6.00% (FGIC Insured),
              6/15/2004                                                                        AAA          54,071
              ------------------------------------------------------------------------
      30,000  Greece, NY, GO UT Bonds, 6.25%, 12/1/2007                                        AAA          33,119
              ------------------------------------------------------------------------
      50,000  Guilderland, NY, GO UT Bonds, 6.40%, 9/15/2015                                   AAA          56,154
              ------------------------------------------------------------------------
     100,000  Hamburg, NY, Central School District, GO UT Bonds, 6.10% (AMBAC
              Insured), 5/15/2004                                                              AAA         109,097
              ------------------------------------------------------------------------
      25,000  Hamburg, NY, 6.30%, 11/15/2010                                                   AAA          27,782
              ------------------------------------------------------------------------
      50,000  Hanover Town, NY, GO UT Bonds, 9.80%, 9/1/2004                                   AAA          66,672
              ------------------------------------------------------------------------



VISION NEW YORK TAX-FREE FUND
--------------------------------------------------------------------------------

                                                                                          CREDIT
                                                                                          RATING:
 PRINCIPAL                                                                                MOODY'S
  AMOUNT                                                                                 OR S&P*        VALUE
------------  ------------------------------------------------------------------------  -----------  -------------
LONG-TERM MUNICIPAL SECURITIES--CONTINUED
--------------------------------------------------------------------------------------
$  1,025,000  Housing, NY, Refunded Corporate Revenue Bonds, 5.00%, 11/1/2013                   AA   $     954,931
              ------------------------------------------------------------------------
     100,000  Housing, NY, Refunded Corporate Revenue Bonds, 5.00%, 11/1/2018                   AA          90,358
              ------------------------------------------------------------------------
      25,000  Irondequoit, NY, GO UT Bonds, 5.00%, 8/15/2011                                   AAA          24,099
              ------------------------------------------------------------------------
      25,000  Ithaca, NY, GO UT Bonds, 6.40%, 4/1/2009                                          Aa          27,585
              ------------------------------------------------------------------------
      30,000  Ithaca Town, NY, GO UT Bonds, 6.70%, 7/15/2005                                    Aa          33,959
              ------------------------------------------------------------------------
      50,000  Ithaca Town, NY, 6.80%, 5/15/2003                                                 Aa          56,285
              ------------------------------------------------------------------------
   1,370,000  Jamestown, NY, Housing Authority Mortgage Revenue Bonds, 6.125% (Bradmar
              Village Project)/(HUD Section 8 Insured), 7/1/2010                                A-       1,388,043
              ------------------------------------------------------------------------
      30,000  Kenmore, NY, GO UT Bonds, 5.20% (AMBAC Insured),
              2/15/2010                                                                        AAA          29,898
              ------------------------------------------------------------------------
      25,000  LaGrange, NY, Public Impt., GO UT Bonds, 7.70%, 4/15/2006                        AAA          30,023
              ------------------------------------------------------------------------
      50,000  Lakewood, NY, Public Impt., 5.50%, 4/1/2012                                     Baa1          49,792
              ------------------------------------------------------------------------
     100,000  Lancaster Town, NY, GO UT Bonds, 5.70% (MBIA Insured), 6/1/2009                  AAA         104,486
              ------------------------------------------------------------------------
      25,000  Lewiston Town, NY, GO UT Bonds, 5.50%, 5/1/2014                                  Aaa          25,295
              ------------------------------------------------------------------------
      50,000  Monroe County, NY, Industrial Development Agency, Civic
              Facility-Nazareth College, Revenue Bonds, 5.80%, 6/1/2010                        AAA          51,403
              ------------------------------------------------------------------------
      25,000  Monroe County, NY, Public Impt., Unrefunded Balance, GO UT Bonds, 6.05%,
              6/1/2013                                                                         AAA          25,894
              ------------------------------------------------------------------------
      50,000  New Paltz, NY, Central School District, 6.00% (AMBAC Insured), 6/15/2008         AAA          54,249
              ------------------------------------------------------------------------
     100,000  New York City, Housing Dev. Corp. Multi-Unit Mtg. Loan, (Series A),
              Revenue Bonds, 7.35% (FHA Insured), 6/1/2019                                     AAA         106,155
              ------------------------------------------------------------------------
   1,500,000  New York City, Industrial Development Agency, Civic Facility Revenue,
              (Nightingale-Bamford School Project), Revenue Bonds, 5.85%, 1/15/2020              A       1,503,435
              ------------------------------------------------------------------------



VISION NEW YORK TAX-FREE FUND
--------------------------------------------------------------------------------

                                                                                          CREDIT
                                                                                          RATING:
 PRINCIPAL                                                                                MOODY'S
  AMOUNT                                                                                 OR S&P*        VALUE
------------  ------------------------------------------------------------------------  -----------  -------------
LONG-TERM MUNICIPAL SECURITIES--CONTINUED
--------------------------------------------------------------------------------------
$  1,500,000  New York, NY, Industrial Development Agency, Revenue Bonds, 6.90%,
              8/1/2024                                                                        Baa2   $   1,597,800
              ------------------------------------------------------------------------
     450,000  New York State, GO UT Bonds, 9.875%, 11/15/2004                                   A-         597,267
              ------------------------------------------------------------------------
   1,000,000  New York State, GO UT Bonds, 12.00%, 11/15/2003                                   A-       1,423,890
              ------------------------------------------------------------------------
     340,000  New York State, GO UT Bonds, 6.30%, 9/15/2012                                      A         361,740
              ------------------------------------------------------------------------
      20,000  New York State Dormitory Authority Revenue Bonds,
              (Series D), 5.00% (University of Rochester), 7/1/2005                            AAA          20,371
              ------------------------------------------------------------------------
   1,200,000  New York State Dormitory Authority Revenue Bonds,
              (Series F), 5.00% (City University), 7/1/2020                                    BBB       1,035,036
              ------------------------------------------------------------------------
   1,200,000  New York State Dormitory Authority Revenue Bonds, 5.75% (Department of
              Health), 7/1/2006                                                                BBB       1,233,936
              ------------------------------------------------------------------------
     100,000  New York State Dormitory Authority Revenue Bonds, 6.00% (Colgate
              University)/(MBIA GO of Univ. Insured), 7/1/2016                                 AAA         107,143
              ------------------------------------------------------------------------
     255,000  New York State, HFA, 5.90%, (Hospital & Nursing Home Project) 11/1/2006            A         257,670
              ------------------------------------------------------------------------
   1,000,000  New York State, HFA, (Series A), 6.25%, 9/15/2010                                BBB       1,029,330
              ------------------------------------------------------------------------
   1,000,000  New York State Local Government Assistance Corp., GO Revenue Refunding
              Bonds (Series E), 6.00% (GO of Corp. Insured), 4/1/2014                            A       1,057,250
              ------------------------------------------------------------------------
     300,000  New York State Local Government Assistance Corp., Revenue Bonds, (Series
              B), 6.00% (GO of Corp. Insured),
              4/1/2018                                                                           A         302,928
              ------------------------------------------------------------------------
   1,000,000  New York State Medical Care Facilities Finance Agency Revenue Bonds,
              (Series B), 6.00%,(Hospital and Nursing Home Imps.)/(FHA 242 Insured),
              Buffalo General Hospital, 8/15/2014                                              AAA       1,009,840
              ------------------------------------------------------------------------
     995,000  New York State Medical Care Facilities Finance Agency Revenue Bonds,
              (Series D), 6.35%, (Hospital and Nursing Home Imps.)/(FHA 242 Insured),
              Millard Filmore Hospital, 2/15/2012                                               AA       1,071,416
              ------------------------------------------------------------------------



VISION NEW YORK TAX-FREE FUND
--------------------------------------------------------------------------------

                                                                                          CREDIT
                                                                                          RATING:
 PRINCIPAL                                                                                MOODY'S
  AMOUNT                                                                                 OR S&P*        VALUE
------------  ------------------------------------------------------------------------  -----------  -------------
LONG-TERM MUNICIPAL SECURITIES--CONTINUED
--------------------------------------------------------------------------------------
$  1,000,000  New York State Medical Care Facilities Finance Agency Revenue Bonds,
              (Series A), 6.375% (FHA 242 Insured), Hospital for Special Surgery,
              8/15/2024                                                                         AA   $   1,038,970
              ------------------------------------------------------------------------
   2,500,000  New York State Mortgage Agency, Revenue Bonds,
              (Series 33), 5.40%, 10/1/2017                                                     Aa       2,397,125
              ------------------------------------------------------------------------
      75,000  Newburgh, NY, GO UT Bonds, 6.40%, 4/15/2008                                       A1          83,000
              ------------------------------------------------------------------------
     175,000  Niagara County, NY, GO UT Bonds, 7.10% (MBIA Insured), 2/15/2010                 AAA         206,636
              ------------------------------------------------------------------------
      25,000  Niagara Falls, NY, Bridge Commission Revenue Bonds, 5.25% (FGIC
              Insured), 10/1/2015                                                              AAA          24,341
              ------------------------------------------------------------------------
      50,000  North Tonawanda City, NY, GO UT Bonds, 6.05% (FGIC Insured), 10/1/2006           AAA          54,697
              ------------------------------------------------------------------------
   1,110,000  Oneonta, NY, Housing Development Refunding Revenue Bonds, (Series A),
              5.45% (MBIA FHA 221 D 3 Insured),
              7/1/2022                                                                         AAA       1,056,942
              ------------------------------------------------------------------------
     100,000  Onondaga County, NY, IDA Pollution Control Revenue Bonds,
              (Anheuser-Busch Company, Inc. Project), 6.625%,
              8/1/2006                                                                         AA-         110,137
              ------------------------------------------------------------------------
   2,000,000  Onondaga County, NY, IDA Revenue Bonds, 5.75% (Bristol-Meyers Squibb),
              3/1/2024                                                                         AAA       2,046,360
              ------------------------------------------------------------------------
      50,000  Ontario County, NY, GO UT Bonds, 5.50%, 5/15/2011                                 Aa          51,029
              ------------------------------------------------------------------------
      25,000  Orchard Park, NY, Central School District, GO UT Bonds, 6.50%, 6/1/2002          AAA          27,561
              ------------------------------------------------------------------------
      40,000  Otsego County, NY, GO UT Bonds, 6.625%, 12/1/2005                                AAA          45,464
              ------------------------------------------------------------------------
      50,000  Penfield, NY, Central School District, GO UT Bonds, 5.20%, 6/15/2010             AAA          50,091
              ------------------------------------------------------------------------
   1,400,000  Puerto Rico Electric Power Authority, Revenue Bonds, (Series S), 7.00%,
              7/1/2007                                                                        BBB+       1,603,574
              ------------------------------------------------------------------------



VISION NEW YORK TAX-FREE FUND
--------------------------------------------------------------------------------

                                                                                          CREDIT
                                                                                          RATING:
 PRINCIPAL                                                                                MOODY'S
  AMOUNT                                                                                 OR S&P*        VALUE
------------  ------------------------------------------------------------------------  -----------  -------------
LONG-TERM MUNICIPAL SECURITIES--CONTINUED
--------------------------------------------------------------------------------------
$    505,000  Puerto Rico Industrial Medical & Environmental Pollution Control
              Facility, Revenue Bonds, (American Home-A-Rmkt), 5.10%, 12/1/2018                 A2   $     462,737
              ------------------------------------------------------------------------
      15,000  Rochester, NY, GO UT Bonds, 6.00%, 8/1/2001                                       AA          15,961
              ------------------------------------------------------------------------
     300,000  Rockland County, NY, GO UT Bonds, 7.00%, 4/1/2008                                AAA         347,865
              ------------------------------------------------------------------------
     250,000  Rockland County, NY, Solid Waste Management Authority, Revenue Bonds,
              (Series B), 5.55%, 12/15/2016                                                    AAA         250,530
              ------------------------------------------------------------------------
     100,000  Spring Valley, NY, GO UT Bonds, 5.70%, 4/1/2012                                  AAA         103,330
              ------------------------------------------------------------------------
      70,000  Sweet Home Central School District, NY, GO UT Bonds, 5.60% (AMBAC
              Insured), 1/15/2008                                                              AAA          72,729
              ------------------------------------------------------------------------
   1,400,000  34th Street Partnership, Inc., NY, Capital Impt.--34th Street Business,
              Special Assessment, 5.50%, 1/1/2023                                               A1       1,315,944
              ------------------------------------------------------------------------
      65,000  Tompkins County, NY, GO UT Bonds, 5.625%, (Series B),
              9/15/2013                                                                         Aa          65,787
              ------------------------------------------------------------------------
     275,000  Tompkins, NY, Health Care Co., Recon. Home, Inc., 10.80%, (FHA Insured),
              2/1/2028                                                                           A         359,948
              ------------------------------------------------------------------------
     250,000  Triborough Bridge & Tunnel Authority, NY, General Purpose Revenue Bonds
              (Series Y), 6.00% (GO of Auth. Insured), 1/1/2012                                 A+         266,580
              ------------------------------------------------------------------------
     150,000  Triborough Bridge & Tunnel Authority, NY, Special Obligation Refunding
              Bonds, 6.625% (Series A), 1/1/2017                                               AAA         162,114
              ------------------------------------------------------------------------
      50,000  Union Endicott, NY, Central School District, GO UT Bonds, 5.50%, (Series
              A), 7/15/2010                                                                    AAA          50,766
              ------------------------------------------------------------------------
      50,000  Victor, NY, 7.20%, 12/15/2005                                                      A          57,367
              ------------------------------------------------------------------------
      50,000  Victor, NY, Central School District, GO UT Bonds, 6.40%,
              11/15/2006                                                                       AAA          56,122
              ------------------------------------------------------------------------
      35,000  Wallkill, NY, Central School District, GO UT Bonds, 5.75%, 7/15/2014               A          35,879
              ------------------------------------------------------------------------
      30,000  Webster, NY, Central School District, GO UT Bonds, 6.25%, 6/15/2003              AAA          32,770
              ------------------------------------------------------------------------



VISION NEW YORK TAX-FREE FUND
--------------------------------------------------------------------------------

                                                                                          CREDIT
                                                                                          RATING:
 PRINCIPAL                                                                                MOODY'S
  AMOUNT                                                                                 OR S&P*        VALUE
------------  ------------------------------------------------------------------------  -----------  -------------
LONG-TERM MUNICIPAL SECURITIES--CONTINUED
--------------------------------------------------------------------------------------
$     50,000  West Seneca, NY, Central School District, GO UT Bonds, 5.625%, 6/15/2011         AAA   $      51,365
              ------------------------------------------------------------------------
      25,000  West Seneca, NY, GO UT Bonds, 6.65%, 6/1/2005                                    AAA          28,400
              ------------------------------------------------------------------------
   1,000,000  Westchester County, NY, IDA Resource Recovery Revenue Bonds (Series A),
              5.75% (Resco Co.)/(AMBAC Insured),
              7/1/2009                                                                         AAA       1,026,380
              ------------------------------------------------------------------------
      65,000  Williamsville, NY, Central School District, GO UT Bonds, 6.50% (MBIA
              Insured), 12/1/2010                                                              AAA          73,395
              ------------------------------------------------------------------------               -------------
              TOTAL LONG-TERM MUNICIPAL SECURITIES
              (IDENTIFIED COST, $32,448,791)(A)                                                      $  33,230,341
              ------------------------------------------------------------------------               -------------


* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) The cost of investments for federal tax purposes amounts to $32,448,791. The net unrealized appreciation on a federal tax basis amounts to $781,550 which is comprised of $814,108 appreciation and $32,558 depreciation at October 31, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($34,039,199) at October 31, 1996.

The following abbreviations are used in this portfolio:

AMBAC-- American Municipal Bond Assurance Corporation
COPs-- Certificates of Participation
FGIC-- Financial Guaranty Insurance Company
FHA-- Federal Housing Administration
GO-- General Obligation
HFA-- Housing Finance Authority
HUD-- Housing & Urban Development
IDA-- Industrial Development Authority
MBIA-- Municipal Bond Investors Assurance
PCR-- Pollution Control Revenue
UT-- Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

VISION NEW YORK TAX-FREE FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------------------------
Investments in securities, at value (identified and tax cost $32,448,791)                            $  33,230,341
---------------------------------------------------------------------------------------------------
Income receivable                                                                                          552,715
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                            602,156
---------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                  54,247
---------------------------------------------------------------------------------------------------
Deferred expenses                                                                                           10,217
---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       34,449,676
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------------
Payable for investments purchased                                                        $  316,400
---------------------------------------------------------------------------------------
Payable to Bank                                                                              64,317
---------------------------------------------------------------------------------------
Income distribution payable                                                                  29,760
---------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                     410,477
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 3,341,294 shares outstanding                                                          $  34,039,199
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSISTS OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $  33,653,854
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                                 781,550
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                              (402,107)
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                          5,902
---------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                                $  34,039,199
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
---------------------------------------------------------------------------------------------------
Net Asset Value and Redemption Proceeds Per Share ($34,039,199 / 3,341,294)                                 $10.09
---------------------------------------------------------------------------------------------------  -------------
Offering Price Per Share (100/95.50 of $10.19)*                                                             $10.67
---------------------------------------------------------------------------------------------------  -------------


*See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


VISION NEW YORK TAX-FREE FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Interest                                                                                             $    942,095
---------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------
Investment advisory fee                                                                  $  114,524
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    25,206
---------------------------------------------------------------------------------------
Custodian fees                                                                                9,714
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     25,906
---------------------------------------------------------------------------------------
Directors' fees                                                                               2,484
---------------------------------------------------------------------------------------
Auditing fees                                                                                 5,969
---------------------------------------------------------------------------------------
Legal fees                                                                                    2,407
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    18,807
---------------------------------------------------------------------------------------
Share registration costs                                                                      6,599
---------------------------------------------------------------------------------------
Printing and postage                                                                          3,174
---------------------------------------------------------------------------------------
Taxes                                                                                           144
---------------------------------------------------------------------------------------
Insurance premiums                                                                            1,704
---------------------------------------------------------------------------------------
Miscellaneous                                                                                 5,193
---------------------------------------------------------------------------------------  ----------
     Total expenses                                                                         221,831
---------------------------------------------------------------------------------------
Waivers--
---------------------------------------------------------------------------------------
Waiver of investment advisory fee                                             ($ 52,055)
----------------------------------------------------------------------------
Waiver of administrative personnel and services fee                              (7,521)
----------------------------------------------------------------------------  ---------
     Total waivers                                                                          (59,576)
---------------------------------------------------------------------------------------  ----------
          Net expenses                                                                                    162,255
---------------------------------------------------------------------------------------------------  ------------
               Net investment income                                                                      779,840
---------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------------
Net realized loss on investments                                                                           (8,888)
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                      908,841
---------------------------------------------------------------------------------------------------  ------------
     Net realized and unrealized gain on investments                                                      899,953
---------------------------------------------------------------------------------------------------  ------------
          Change in net assets resulting from operations                                             $  1,679,793
---------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


VISION NEW YORK TAX-FREE FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   SIX MONTHS
                                                                                     ENDED            YEAR ENDED
                                                                                OCTOBER 31, 1996      APRIL 30,
                                                                                  (UNAUDITED)            1996
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------------
Net investment income                                                            $      779,840      $  1,376,221
----------------------------------------------------------------------------
Net realized gain (loss) on investments ($8,888 and $3,553 net loss,
respectively, as computed for federal tax purposes)                                      (8,888)          143,963
----------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                    908,841           445,203
----------------------------------------------------------------------------  --------------------  --------------
     Change in net assets resulting from operations                                   1,679,793         1,965,387
----------------------------------------------------------------------------  --------------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------------
Distributions from net investment income                                               (773,938)       (1,379,433)
----------------------------------------------------------------------------  --------------------  --------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------------
Proceeds from sale of shares                                                          4,220,850        10,446,768
----------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment
of distributions declared                                                               587,566         1,072,509
----------------------------------------------------------------------------
Cost of shares redeemed                                                              (4,295,879)       (6,830,896)
----------------------------------------------------------------------------  --------------------  --------------
     Change in net assets resulting from share transactions                             512,537         4,688,381
----------------------------------------------------------------------------  --------------------  --------------
          Change in net assets                                                        1,418,392         5,274,335
----------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------
Beginning of period                                                                  32,620,807        27,346,472
----------------------------------------------------------------------------  --------------------  --------------
End of period (Including undistributed net investment income
of $5,902 and $0, respectively)                                                  $   34,039,199      $ 32,620,807
----------------------------------------------------------------------------  --------------------  --------------


(See Notes which are an integral part of the Financial Statements)

VISION NEW YORK TAX-FREE FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Vision Group of Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of seven portfolios. The financial statements included herein are only those of Vision New York Tax-Free Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income which is exempt from federal income tax and the personal income taxes imposed by the State of New York and New York municipalities and is consistent with preservation of capital.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At April 30, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $393,221, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:


VISION NEW YORK TAX-FREE FUND
--------------------------------------------------------------------------------

   EXPIRATION       EXPIRATION
      YEAR            AMOUNT
      2003           $389,666
      2004            $3,553


     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At October 31, 1996, there were 1,000,000,000 shares of $0.001 par value capital stock authorized. Transactions in capital stock were as follows:

                                                                                    SIX MONTHS
                                                                                      ENDED         YEAR ENDED
                                                                                   OCTOBER 31,      APRIL 30,
                                                                                       1996            1996
Shares sold                                                                              421,456       1,040,591
--------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                        58,705         106,562
--------------------------------------------------------------------------------
Shares redeemed                                                                         (432,376)       (681,796)
--------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from share transactions                                         47,785         465,357
--------------------------------------------------------------------------------  --------------  --------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Manufacturers and Traders Trust Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.70% of


VISION NEW YORK TAX-FREE FUND
--------------------------------------------------------------------------------
the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion or all of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Corporation for the period. FAS may voluntarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to compensate FSC. The Fund did not pay or accrue distribution expenses during the period ended October 31, 1996.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Manufacturers and Traders Trust Company, the Fund will pay Manufacturers and Traders Trust Company up to 0.25% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. The Fund did not pay or accrue shareholder services expenses during the period ended October 31, 1996.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

ORGANIZATIONAL EXPENSES--Organizational expenses of $27,242 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following August 16, 1993 (date the Fund became effective). For the period ended October 31, 1996, the Fund paid $6,896 pursuant to this agreement.

GENERAL--Certain Officers of the Corporation are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1996, were as follows:

PURCHASES                                                                                            $  18,609,663
---------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                $  14,551,559
---------------------------------------------------------------------------------------------------  -------------



VISION NEW YORK TAX-FREE FUND
--------------------------------------------------------------------------------

(6) CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1996, 30.0% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured or supported (backed) by a letter of credit from any one institution or agency did not exceed 5.1% of total investments.

DIRECTORS                                              OFFICERS
-----------------------------------------------------------------------

Randall I. Benderson                                      Edward C. Gonzales
Joseph J. Castiglia                                       President and Treasurer
Daniel R. Gernatt, Jr.                                    Charles L. Davis, Jr.
George K. Hambleton, Jr.                                  Vice President and Assistant Treasurer
                                                          Victor R. Siclari
                                                          Secretary
                                                          C. Todd Gibson
                                                          Assistant Secretary


SHARES OF THE VISION FUNDS ARE NOT FDIC INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, MANUFACTURERS AND TRADERS TRUST COMPANY ("M&T BANK"), AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.






                                    VISION
                               U.S. Government
                                  Securities
                                     Fund
      Seeks current income by investing primarily in securities that are guaranteed for payment of principal and interest by the
              U.S. Government, its agencies or instrumentalities
    (Fund shares themselves are not guaranteed). Capital appreciation is a secondary investment consideration.

--------------------------------------------------------------------------------
                                    VISION
                              New York Tax-Free
                                     Fund
                   Seeks current income that is exempt from
federal regular income tax, (some of the income may be subject to the federal alternative
                     minimum tax) and New York State and
                 New York City personal income taxes, and is
                   consistent with preservation of capital.
--------------------------------------------------------------------------------

                                    VISION
                              Growth and Income
                                     Fund

           Seeks to provide long-term growth of capital and income
                   by investing in a diversified portfolio
                  consisting primarily of equity securities
        (common stock and convertible securities) and debt securities
                              (bonds and notes).
--------------------------------------------------------------------------------

                                    VISION
                             Capital Appreciation
                                     Fund

               Seeks to produce long-term capital appreciation,
                 primarily through a diversified portfolio of
                    mid-capitalization stocks selected for
                    their ability to appreciate in value.
--------------------------------------------------------------------------------

                                    VISION
                                 Money Market
                                     Fund

                   Seeks current income with liquidity and
                 stability of principal by investing in high-
                      quality money market instruments.
--------------------------------------------------------------------------------


                                    VISION
                            Treasury Money Market
                                     Fund

                Primarily seeks current income with liquidity
        and stability of principal by investing in direct obligations of the U.S. Treasury, which are
             guaranteed by the U.S. Government for timely payment
            of principal and interest, (Fund shares themselves are
   not guaranteed), and repurchase agreements secured by these obligations.
--------------------------------------------------------------------------------


                                    VISION
                              New York Tax-Free
                                 Money Market
                                     Fund

            Seeks as high a level of current interest income that
        is exempt from federal regular income tax (some of the income may be subject to the federal alternative minimum tax) as is consistent with liquidity and relative stability of principal.
      In addition, the Fund seeks to provide income that is exempt from
                       New York State and New York City
                            personal income taxes.


--------------------------------------------------------------------------------
         For more complete information about any of the Vision Funds, contact (800) 836-2211 for a prospectus. Please read the prospectus carefully before investing.





PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report of the Vision U.S. Government Securities Fund for the six-month period ended October 31, 1996. It begins with an investment review by the fund's portfolio manager, followed by a list of the fund's government security holdings and complete financial information.

During the six-month reporting period, the fund's portfolio, which consisted primarily of U.S. government securities, weathered a difficult bond market generally characterized by fluctuating interest rates and bond prices. Nevertheless, the fund paid a monthly income stream totaling $0.29 per share and its net asset value increased from $9.31 at the beginning of the reporting period to $9.44 on October 31, 1996. As a result of the income stream and increase in share price, on October 31, 1996, the fund had achieved a six-month total return of 4.59% (unadjusted for the fund's sales charge).*

By the end of the reporting period, shareholders had invested a total of $34.5 million in Vision U.S. Government Securities Fund. Thank you for joining them. We welcome your questions and comments as we keep you informed about the progress of your investment.

Sincerely,

Edward C. Gonzales
President
December 15, 1996

* Performance quoted is based on net asset value and reflects past performance. Performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period adjusted for the fund's sales charge was -0.13%.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

Overall, yields on fixed income securities fell during the first six months of the Vision U.S. Government Securities Fund's fiscal year. On April 30, 1996, the yield of the U.S. Treasury 10-Year Note was 6.66%. The 10-Year Note yield peaked on July 5, 1996, at 7.06%, then proceeded down, ending the semi-annual period at 6.37% on October 31, 1996.

The fund took advantage of the higher yields available in the early part of the summer by extending maturities or the duration of the fund. The fund's mortgage-backed securities holdings were concentrated in lower coupon issues, which fully participated in the recent bond rally. Higher coupon mortgages tend to be riskier in declining rate environments, since homeowner mortgage prepayments can significantly shorten up the average life of a security at the precise time the investor wants longer average life securities (to realize price appreciation in a rally). The fund's total return for the the period ended October 31, 1996, was 4.59%, based on the net asset value. The net asset value of the fund rose from $9.31 on May 1, 1996, to $9.44 on October 31, 1996.

Current conditions warrant a continuation of the longer than neutral (or benchmark) duration for the portfolio. We are convinced a yield premium is still embedded in market interest rates that represents a "fear factor" of faster economic growth, coupled with increases in the level of inflation. As this yield premium diminishes, we will move from an offensive to a defensive posture, seeking to preserve the capital we have recently accumulated.



VISION U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 SIX MONTHS
                                                                    ENDED                     YEAR ENDED
                                                              OCTOBER 31, 1996                 APRIL 30,
                                                                 (UNAUDITED)         1996       1995       1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                              $    9.31        $    9.09  $    9.25   $    10.00
----------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------
  Net investment income                                                0.29             0.52       0.56         0.34
----------------------------------------------------------
  Net realized and unrealized gain (loss) on investments               0.13             0.22      (0.16)       (0.75)
----------------------------------------------------------          -------        ---------  ---------  -----------
  Total from investment operations                                     0.42             0.74       0.40        (0.41)
----------------------------------------------------------          -------        ---------  ---------  -----------
LESS DISTRIBUTIONS
----------------------------------------------------------
  Distributions from net investment income                            (0.29)           (0.52)     (0.56)       (0.34)
----------------------------------------------------------          -------        ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                    $    9.44        $    9.31  $    9.09   $     9.25
----------------------------------------------------------          -------        ---------  ---------  -----------
TOTAL RETURN (B)                                                       4.59%           8.10%      4.59%        (4.23%)
----------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------
  Expenses                                                             1.11%(c)         1.16%      0.43%        0.00%(c)
----------------------------------------------------------
  Net investment income                                                6.17%(c)         5.41%      6.20%        6.11%(c)
----------------------------------------------------------
  Expense waiver/reimbursement (d)                                     0.19%(c)         0.17%      1.01%        1.86%(c)
----------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------
  Net assets, end of period (000 omitted)                           $34,490          $34,492    $29,573     $24,468
----------------------------------------------------------
  Portfolio turnover                                                     76%             132%        78%        320%
----------------------------------------------------------


(a) Reflects operations for the period from September 22, 1993 (date of initial public investment) to April 30, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c)  Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

VISION U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                               VALUE
-------------  -----------------------------------------------------------------------------------  -------------
LONG-TERM OBLIGATIONS--98.2%
--------------------------------------------------------------------------------------------------
               ASSET BACKED SECURITIES--3.9%
               -----------------------------------------------------------------------------------
$   1,000,000  Green Tree Financial Corp., 1995-D, Class A2, 6.25%, 9/15/2025                       $   1,001,870
               -----------------------------------------------------------------------------------
       61,565  OSCC Home Equity Loan Trust, Series 1992, Class A2, 6.95%,
               5/15/2007                                                                                   61,603
               -----------------------------------------------------------------------------------
      290,268  TMS Home Equity Loan Trust, Series 1992-C, Class A1, 6.20%,
               10/15/2007                                                                                 286,413
               -----------------------------------------------------------------------------------  -------------
               Total Asset-Backed Securities (identified cost $1,341,839)                               1,349,886
               -----------------------------------------------------------------------------------  -------------
               COLLATERALIZED MORTGAGE OBLIGATIONS--6.5%
               -----------------------------------------------------------------------------------
      234,000  FHLMC Series 1552, Class HB, 6.50%, 11/15/2022                                             221,123
               -----------------------------------------------------------------------------------
      105,000  FHLMC Series 1637, Class GA, 5.80%, 6/15/2023                                               98,859
               -----------------------------------------------------------------------------------
       58,000  FHLMC Series 33, Class H, 7.50%, 6/25/2023                                                  59,064
               -----------------------------------------------------------------------------------
      200,000  FHLMC Series 1686, Class PJ, 5.00%, 2/15/2024                                              168,052
               -----------------------------------------------------------------------------------
      497,000  FNMA Series 1993-G16, Class J, REMIC, 5.00%, 12/25/2021                                    417,361
               -----------------------------------------------------------------------------------
      430,000  FNMA Series 1993-155, REMIC, 7.00%, 12/25/2022                                             426,302
               -----------------------------------------------------------------------------------
      183,607  FNMA Series 1994-22, Class A, REMIC, 5.00%, 3/25/2022                                      178,372
               -----------------------------------------------------------------------------------
      130,000  FNMA Series 1993-204, Class C, REMIC, 6.20%, 2/25/2023                                     120,539
               -----------------------------------------------------------------------------------
      150,000  FNMA Series 1993-127, Class H, REMIC, 6.50%, 7/25/2023                                     135,656
               -----------------------------------------------------------------------------------
      153,000  FNMA Series 1993-223, Class C, REMIC, 6.50%, 5/25/2023                                     147,129
               -----------------------------------------------------------------------------------
      171,000  FNMA Series 1994-55, Class H, REMIC, 7.00%, 3/25/2024                                      161,694
               -----------------------------------------------------------------------------------
      117,000  FNMA Series 1994-3, Class PL, 5.50%, 1/25/2024                                              95,505
               -----------------------------------------------------------------------------------  -------------
               Total Collateralized Mortgage Obligations (identified cost $2,135,738)                   2,229,656
               -----------------------------------------------------------------------------------  -------------
               PASS-THROUGH MORTGAGE-BACKED SECURITIES--29.7%
               -----------------------------------------------------------------------------------
       31,999  FHLMC, 8.00%, 5/1/2006                                                                      32,679
               -----------------------------------------------------------------------------------
      110,105  FHLMC, 8.00%, 9/1/2007                                                                     113,373
               -----------------------------------------------------------------------------------
       79,430  FHLMC, 8.25%, 12/1/2007                                                                     82,320
               -----------------------------------------------------------------------------------
       19,134  FHLMC, 9.00%, 9/1/2019                                                                      20,138
               -----------------------------------------------------------------------------------



VISION U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
  OR SHARES                                                                                             VALUE
-------------  -----------------------------------------------------------------------------------  -------------
LONG-TERM OBLIGATIONS--CONTINUED
--------------------------------------------------------------------------------------------------
               PASS-THROUGH MORTGAGE-BACKED SECURITIES--CONTINUED
               -----------------------------------------------------------------------------------
$   1,284,959  FHLMC, 6.00%, 1/1/2026                                                               $   1,202,220
               -----------------------------------------------------------------------------------
    3,887,663  FHLMC, 6.00%, 2/1/2026                                                                   3,628,861
               -----------------------------------------------------------------------------------
    1,524,525  FHLMC, 6.00%, 3/1/2026                                                                   1,423,038
               -----------------------------------------------------------------------------------
    1,418,760  FHLMC, 6.00%, 3/1/2026                                                                   1,324,313
               -----------------------------------------------------------------------------------
       80,250  FNMA, 9.00%, 12/1/2002                                                                      83,584
               -----------------------------------------------------------------------------------
      237,575  FNMA, 8.75%, 5/1/2010                                                                      248,745
               -----------------------------------------------------------------------------------
    1,966,640  FNMA, 6.00%, 1/1/2026                                                                    1,837,550
               -----------------------------------------------------------------------------------
      241,533  GNMA, 8.00%, 12/15/2016                                                                    251,039
               -----------------------------------------------------------------------------------  -------------
                 Total Pass-through Mortgage-Backed Securities (identified cost $10,305,243)           10,247,860
               -----------------------------------------------------------------------------------  -------------
               U.S. AGENCY BONDS 25.0%
               -----------------------------------------------------------------------------------
    5,000,000  Private Expt Funding Corp., 9.50%, 3/31/1999                                             5,400,700
               -----------------------------------------------------------------------------------
      160,309  Small Business Administration, Deb., Series 1991, Class 20H,
               8.85%, 8/1/2011                                                                            175,195
               -----------------------------------------------------------------------------------
    3,000,000  U.S. Dept. Housing & Urban Development, Series 1996, Class A, 6.83%, 8/1/2003            3,059,790
               -----------------------------------------------------------------------------------  -------------
               Total U.S. Agency Bonds (identified cost $8,554,262)                                     8,635,685
               -----------------------------------------------------------------------------------  -------------
               U.S. TREASURY BONDS--33.1%
               -----------------------------------------------------------------------------------
    3,500,000  10.75%, 5/15/2003                                                                        4,342,660
               -----------------------------------------------------------------------------------
    1,000,000  12.50%, 8/15/2014                                                                        1,504,892
               -----------------------------------------------------------------------------------
    3,850,000  11.75%, 11/15/2014                                                                       5,576,762
               -----------------------------------------------------------------------------------  -------------
               Total U.S. Treasury Bonds (identified cost $11,228,283)                                 11,424,314
               -----------------------------------------------------------------------------------  -------------
               TOTAL LONG-TERM OBLIGATIONS (IDENTIFIED COST $33,565,365)                               33,887,401
               -----------------------------------------------------------------------------------  -------------
MUTUAL FUND SHARES--0.2%
--------------------------------------------------------------------------------------------------
       76,196  Seven Seas Money Market Fund (AT NET ASSET VALUE)                                           76,196
               -----------------------------------------------------------------------------------  -------------

               TOTAL INVESTMENTS (IDENTIFIED COST $33,641,561)                                      $  33,963,597
               -----------------------------------------------------------------------------------  -------------



VISION U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

(a) The cost of investments for federal tax purposes amounts to $33,641,561 realized appreciation of investments on a federal tax basis amounts to $322,036, which is comprised of $114,980 depreciation and $437,016 appreciation at October 31, 1996.

The following abbreviations are used in this portfolio:

FHLMC--Federal Home Loan Mortgage Corporation

FNMA--Federal National Mortgage Association

GNMA--Government National Mortgage Association

REMIC--Real Estate Mortgage Investment Conduit

Note: The categories of investments are shown as a percentage of net assets
      ($34,490,065) at October 31, 1996.

(See Notes which are an integral part of the Financial Statements)

VISION U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------------------------
Investments in securities, at value (identified and tax cost $33,641,561)                            $  33,963,597
---------------------------------------------------------------------------------------------------
Cash                                                                                                           614
---------------------------------------------------------------------------------------------------
Income receivable                                                                                          587,716
---------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                  28,252
---------------------------------------------------------------------------------------------------
Deferred expenses                                                                                            8,222
---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       34,588,401
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------------
Income distribution payable                                                               $  93,312
----------------------------------------------------------------------------------------
Payable for shares redeemed                                                                   5,024
----------------------------------------------------------------------------------------  ---------
     Total liabilities                                                                                      98,336
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 3,652,347 shares outstanding                                                          $  34,490,065
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSISTS OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $  35,118,106
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                                 322,036
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                              (974,490)
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                         24,413
---------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                                $  34,490,065
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
---------------------------------------------------------------------------------------------------
Net Asset Value and Redemption Proceeds Per Share
($34,490,165 / 3,652,347 shares outstanding)                                                                 $9.44
---------------------------------------------------------------------------------------------------  -------------
Offering Price Per Share (100/95.50 of $9.44)*                                                               $9.88
---------------------------------------------------------------------------------------------------  -------------


*See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


VISION U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Interest                                                                                             $  1,244,228
---------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------
Investment advisory fee                                                                  $  119,627
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    25,206
---------------------------------------------------------------------------------------
Custodian fees                                                                                8,978
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     21,767
---------------------------------------------------------------------------------------
Directors' fees                                                                               2,576
---------------------------------------------------------------------------------------
Auditing fees                                                                                 5,678
---------------------------------------------------------------------------------------
Legal fees                                                                                    2,502
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    17,173
---------------------------------------------------------------------------------------
Shares registration costs                                                                     6,353
---------------------------------------------------------------------------------------
Printing and postage                                                                          6,106
---------------------------------------------------------------------------------------
Insurance premiums                                                                            1,614
---------------------------------------------------------------------------------------
Miscellaneous                                                                                 4,601
---------------------------------------------------------------------------------------  ----------
     Total expenses                                                                         222,181
---------------------------------------------------------------------------------------
Waivers--
---------------------------------------------------------------------------------------
Waiver of investment advisory fee                                              ($25,634)
----------------------------------------------------------------------------
Waiver of administrative personnel and services fee                              (6,808)
----------------------------------------------------------------------------  ---------
     Total waivers                                                                          (32,442)
---------------------------------------------------------------------------------------  ----------
          Net expenses                                                                                    189,739
---------------------------------------------------------------------------------------------------  ------------
               Net investment income                                                                    1,054,489
---------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------------
Net realized (loss) on investments                                                                       (662,995)
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                    1,135,780
---------------------------------------------------------------------------------------------------  ------------
     Net realized and unrealized gain on investments                                                      472,785
---------------------------------------------------------------------------------------------------  ------------
          Change in net assets resulting from operations                                             $  1,527,274
---------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


VISION U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    SIX MONTHS
                                                                                      ENDED           YEAR ENDED
                                                                                 OCTOBER 31, 1996      APRIL 30,
                                                                                   (UNAUDITED)           1996
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------------------------
Net investment income                                                             $    1,054,489     $   1,755,128
-----------------------------------------------------------------------------
Net realized gain (loss) on investments transactions ($662,995 net loss and
$0 net gain, respectively, as computed for federal tax purposes)                        (662,995)          354,242
-----------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
investments                                                                            1,135,780           238,052
-----------------------------------------------------------------------------  --------------------  -------------
     Change in net assets resulting from operations                                    1,527,274         2,347,422
-----------------------------------------------------------------------------  --------------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------------------------
Distributions from net investment income                                              (1,054,489)       (1,755,128)
-----------------------------------------------------------------------------  --------------------  -------------
SHARE TRANSACTIONS--
-----------------------------------------------------------------------------
Proceeds from sale of shares                                                           3,006,446         7,520,520
-----------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment
of distributions declared                                                                519,369           926,773
-----------------------------------------------------------------------------
Cost of shares redeemed                                                               (3,800,234)       (4,321,294)
-----------------------------------------------------------------------------  --------------------  -------------
     Change in net assets resulting from share transactions                             (274,419)        4,125,999
-----------------------------------------------------------------------------  --------------------  -------------
          Change in net assets                                                           198,366         4,718,293
-----------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------
Beginning of period                                                                   34,291,699        29,573,406
-----------------------------------------------------------------------------  --------------------  -------------
End of period (including undistributed net investment income
of $24,413 and $24,413, respectively)                                             $   34,490,065     $  34,291,699
-----------------------------------------------------------------------------  --------------------  -------------


(See Notes which are an integral part of the Financial Statements)

VISION U.S. GOVERNMENT SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Vision Group of Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of seven portfolios. The financial statements included herein are only those of Vision U.S. Government Securities Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Investment objective of the Fund is to seek current income.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed corporate bonds, and other fixed income and asset-backed securities, unlisted securities and short-term securities are valued at the prices provided by an independent pricing service. Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the


VISION U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
     Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At April 30, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $311,493, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2003.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At October 31, 1996, there were 1,000,000,000 shares of $0.001 par value capital stock authorized. Transactions in capital stock were as follows:


VISION U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

                                                                                        PERIOD
                                                                                        ENDED         YEAR ENDED
                                                                                     OCTOBER 31,      APRIL 30,
                                                                                         1996            1996
Shares sold                                                                              325,050         788,355
----------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                        56,088          97,196
----------------------------------------------------------------------------------
Shares redeemed                                                                         (411,458)       (455,199)
----------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from share transactions                                        (30,320)        430,352
----------------------------------------------------------------------------------  --------------  --------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Manufacturers and Traders Trust Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.70% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Corporation for the period. FAS may voluntarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC") the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to compensate FSC. The Fund did not pay or accrue distribution expenses during the period ended October 31, 1996.

SHAREHOLDER SERVICES FEE--Under the terms of Shareholder Services Agreement with Manufacturers and Traders Trust Company, the Fund will pay Manufacturers and Traders Trust Company up to 0.25% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. The Fund did not pay or accrue shareholder services expenses during the period ended October 31, 1996.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

ORGANIZATIONAL EXPENSES--Organizational expenses of $21,313 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period


VISION U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
following effective date. For the period ended October 31, 1996, the Fund paid $5,348 pursuant to this agreement.

GENERAL--Certain Officers of the Corporation are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term, for the period ended October 31, 1996, were as follows:

PURCHASES                                                                                            $  31,423,837
---------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                $  31,659,370
---------------------------------------------------------------------------------------------------  -------------


DIRECTORS                                              OFFICERS
-----------------------------------------------------------------------

Randall I. Benderson                                      Edward C. Gonzales
Joseph J. Castiglia                                       President and Treasurer
Daniel R. Gernatt, Jr.                                    Charles L. Davis, Jr.
George K. Hambleton, Jr.                                  Vice President and Assistant Treasurer
                                                          Victor R. Siclari
                                                          Secretary
                                                          C. Todd Gibson
                                                          Assistant Secretary


SHARES OF THE VISION FUNDS ARE NOT FDIC INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, MANUFACTURERS AND TRADERS TRUST COMPANY ("M&T BANK"), AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.




                                             [LOGO OF VISION]
                                            SEMI-ANNUAL REPORT
                                              TO SHAREHOLDERS
                                              OCTOBER 31, 1996

                                           ----------------------
                                                   VISION
                                               U.S. GOVERNMENT
                                                 SECURITIES
                                                    Fund
                                           ----------------------


Federated Securities Corp.
Distributor
Federated Investors Tower
Pittsburgh, PA 15222-3779

Manufacturers and Traders Trust Company
Investment Adviser to the Funds
One M&T Plaza
Buffalo, NY 14240-4556


[RECYCLED PAPER LOGO]

Cusip 92830F406
GOO143-O2 (12/96)





                                    VISION
                               U.S. Government
                                  Securities
                                     Fund

                Seeks current income by investing primarily in
           securities that are guaranteed for payment of principal
              and interest by the U.S. Government, its agencies
                 or instrumentalities (Fund shares themselves
                are not guaranteed). Capital appreciation is a
                     secondary investment consideration.

--------------------------------------------------------------------------------

                                    VISION
                              New York Tax-Free
                                 Money Market

                   Seeks current income that is exempt from
               federal regular income tax, (some of the income
                  may be subject to the federal alternative
                     minimum tax) and New York State and
                 New York City personal income taxes, and is
                   consistent with preservation of capital.

--------------------------------------------------------------------------------

                                    VISION
                              Growth and Income
                                     Fund

               Seeks to provide long-term growth of capital and
                income by investing in a diversified portfolio
              consisting primarily of equity securities (common
            stock and convertible securities) and debt securities
                              (bonds and notes).

--------------------------------------------------------------------------------

                                    VISION
                             Capital Appreciation
                                     Fund

               Seeks to produce long-term capital appreciation,
       primarily through a diversified portfolio of mid-capitalization stocks selected for their ability to appreciate in value.

--------------------------------------------------------------------------------

                                    VISION
                                 Money Market
                                     Fund

                   Seeks current income with liquidity and
                 stability of principal by investing in high-
                      quality money market instruments.

--------------------------------------------------------------------------------

                                    VISION
                            Treasury Money Market
                                     Fund

                Primarily seeks current income with liquidity
              and stability of principal by investing in direct
                 obligations of the U.S. Treasury, which are
                 guaranteed by the U.S. Government for timely
               payment of principal and interest, (Fund shares
                themselves are not guaranteed), and repurchase
                   agreements secured by these obligations.

--------------------------------------------------------------------------------

                                    VISION
                              New York Tax-Free
                                 Money Market
                                     Fund

            Seeks as high a level of current interest income that
              is exempt from federal regular income tax (some of
             the income may be subject to the federal alternative
               minimum tax) as is consistent with liquidity and
            relative stability of principal. In addition, the Fund
                 seeks to provide income that is exempt from
                       New York State and New York City
                            personal income taxes.

--------------------------------------------------------------------------------

                For more complete information about any of the
                  Vision Funds, contact (800) 836-2211 for a
               prospectus. Please read the prospectus carefully
                              before investing.

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Annual Report of the Vision Money Market Funds for the six-month period ended October 31, 1996. It contains complete financial information including an investment review by the portfolio managers and a complete list of investments for Vision Money Market Fund, Vision Treasury Money Market Fund, and Vision New York Tax-Free Money Market Fund.

Each Vision money market fund gives you a convenient way to keep your ready cash working every day. You also have easy access to your money, and a high degree of safety because each fund is managed to pursue a stable $1.00 share price.* The following is a summary of fund activity for the six-month reporting period.

Vision Money Market Fund, which invests in a diversified portfolio of corporate and U.S. government money market securities, paid dividends totaling $0.02 per share. Assets reached $575 million at the end of the reporting period.

Vision Treasury Money Market Fund, which invests exclusively in U.S. Treasury securities, paid dividends totaling $0.02 per share. Assets rose significantly, to end the reporting period at $424 million.

Vision New York Tax-Free Money Market Fund, which invests in New York municipal money market securities, paid double tax-free dividends (triple tax-free dividends to New York City residents)** totaling $0.01 per share. Assets reached $76 million at the end of the reporting period.

Thank you for putting your cash to work--every day--through the Vision Money Market Funds. We will continue to keep you up to date on your investment, and provide your account with the highest level of service.

Sincerely,

[LOGO]

Edward C. Gonzales
President
December 15, 1996

 * Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the funds is neither insured nor guaranteed by the U.S. government.

** Income may be subject to federal alternative minimum tax.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

MONEY MARKET FUND

Over the last six months, the Vision Group of Funds' Money Market Fund has continued to grow and outperform the comparable Donoghue money fund average.* At October 31, 1996, the Fund's 7-day yield was 4.82% while its average maturity was 40 days.**

During the first half of 1996, the U.S. economy was expanding at a stronger than expected rate of growth, which many observers viewed as a potential pressure on the rate of inflation. Speculation grew during the summer and fall that the Federal Reserve Board (the "Fed") would move to tighten monetary policy. In fact, the market seemed to have priced in a tightening during this period and allowed the fund managers to add longer-term securities at attractive yields. However, with inflationary pressure still under control and evidence the economy was slowing, the Fed did not tighten policy, and yields retreated. Tightness in the labor markets has continued to exist and we will continue to monitor economic developments with respect to the direction of the economy and its implications for the fund.

TREASURY MONEY MARKET FUND

The Vision Group of Funds' Treasury Money Market Fund has continued to outperform its comparable Donoghue money fund average* while maintaining a high quality portfolio. As of October 31, 1996, the Fund's 7-day net yield was 4.74% while the average maturity of the portfolio was 54 days.**

During the first half of 1996, the U.S. economy was expanding at a stronger than expected rate of growth, which many observers viewed as a potential pressure on the rate of inflation. Speculation grew during the summer and fall that the Federal Reserve Board (the "Fed") would move to tighten monetary policy. In fact, the market seemed to have priced in a tightening during this period and allowed the fund managers to add longer-term securities at attractive yields. However, with inflationary pressure still under control and evidence the economy was slowing, the Fed did not tighten policy, and yields retreated. Tightness in the labor markets has continued to exist and we will continue to monitor economic developments with respect to the direction of the economy and its implications for the fund.

NEW YORK TAX-FREE MONEY MARKET FUND

The Vision Group of Funds' New York Tax-Free Money Market Fund has continued to enjoy good asset growth and the ability to outperform the comparable Donoghue New York money fund average.* As of October 31, 1996, the Fund's 7-day net yield was 3.03% while the average maturity was 45 days.**

 * Donoghue's Money Fund Report publishes annualized yields of hundreds of money market funds on a weekly basis and through its money market insight publication, reports monthly and year-to-date investment results for the same money funds.
** Performance quoted represents past performance and is not indicative of future results. Yields will vary.


Over the last six months, the economy has gradually decelerated from second quarter Gross Domestic Product exceeding 4.7% to third quarter growth of approximately 2.0%. Equally as important for New York investors was the stalemate over New York State's budget and changes to the supply/demand situation.

We continue to manage the portfolio conservatively and devote substantial resources to reviewing the portfolio's credit quality.

VISION MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 Distributions to
                  Net Asset                        Shareholders
                   Value,            Net             from Net          Net Asset
  Year Ended    beginning of     Investment         Investment       Value, end of      Total
  April 30,        period          Income             Income            period        Return(b)
MONEY MARKET FUND
   1989(a)        $    1.00            0.07              (0.07)        $    1.00           7.52%
   1990           $    1.00            0.08              (0.08)        $    1.00           8.58%
   1991           $    1.00            0.07              (0.07)        $    1.00           7.21%
   1992           $    1.00            0.05              (0.05)        $    1.00           4.60%
   1993           $    1.00            0.03              (0.03)        $    1.00           3.21%
   1994           $    1.00            0.03              (0.03)        $    1.00           3.01%
   1995           $    1.00            0.05              (0.05)        $    1.00           4.77%
   1996           $    1.00            0.05              (0.05)        $    1.00           5.33%
   1996(e)        $    1.00            0.02              (0.02)        $    1.00           2.45%
TREASURY MONEY MARKET FUND
   1989(a)        $    1.00            0.07              (0.07)        $    1.00           7.08%
   1990           $    1.00            0.08              (0.08)        $    1.00           8.17%
   1991           $    1.00            0.07              (0.07)        $    1.00           6.96%
   1992           $    1.00            0.04              (0.04)        $    1.00           4.54%
   1993           $    1.00            0.03              (0.03)        $    1.00           3.05%
   1994           $    1.00            0.03              (0.03)        $    1.00           2.88%
   1995           $    1.00            0.04              (0.04)        $    1.00           4.57%
   1996           $    1.00            0.05              (0.05)        $    1.00           5.25%
   1996(e)        $    1.00            0.02              (0.02)        $    1.00           2.38%
NEW YORK TAX-FREE MONEY MARKET FUND
   1989(a)        $    1.00            0.04              (0.04)        $    1.00           4.55%
   1990           $    1.00            0.05              (0.05)        $    1.00           5.24%
   1991           $    1.00            0.05              (0.05)        $    1.00           4.73%
   1992           $    1.00            0.03              (0.03)        $    1.00           2.99%
   1993           $    1.00            0.02              (0.02)        $    1.00           1.68%
   1994           $    1.00            0.02              (0.02)        $    1.00           1.88%
   1995           $    1.00            0.03              (0.03)        $    1.00           2.84%
   1996           $    1.00            0.03              (0.03)        $    1.00           3.20%
   1996(e)        $    1.00            0.01              (0.01)        $    1.00           1.49%


(a) Reflects operations for the period from June 1, 1988 (date of initial public offering) to April 30, 1989.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) Six months ended October 31, 1996 (unaudited).

(See Notes which are an integral part of the Financial Statements)


VISION MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS--CONTINUED
--------------------------------------------------------------------------------

                           Ratios to Average Net Assets
                                                                       Net Assets,
                                     Net                                  end of
  Year Ended                     Investment        Expense Waiver/     period (000
  April 30,       Expenses         Income         Reimbursement(d)       omitted)
MONEY MARKET FUND
   1989(a)             0.74%(c)        8.00%(c)            0.29%(c)     $   84,668
   1990                0.72%           8.19%               0.25%        $  121,227
   1991                0.81%           6.99%               0.09%        $   86,973
   1992                0.75%           4.40%               0.06%        $  143,670
   1993                0.36%           3.13%               0.39%        $  226,298
   1994                0.28%           2.98%               0.42%        $  266,626
   1995                0.51%           4.80%               0.19%        $  431,316
   1996                0.58%           5.19%               0.11%        $  489,229
   1996(e)             0.60%(c)         4.83%(c)            0.11%(c)    $  575,067
TREASURY MONEY MARKET FUND
   1989(a)             0.68%(c)        7.48%(c)            0.34%(c)     $   31,388
   1990                0.86%           7.88%               0.25%        $   32,986
   1991                0.75%           6.52%               0.06%        $   91,682
   1992                0.75%           4.38%               0.04%        $  100,373
   1993                0.40%           2.98%               0.39%        $  128,825
   1994                0.31%           2.86%               0.43%        $  197,521
   1995                0.51%           4.53%               0.19%        $  210,526
   1996                0.57%           5.10%               0.09%        $  372,884
   1996(e)             0.59%(c)         4.72%(c)            0.10%(c)    $  423,760
NEW YORK TAX-FREE MONEY MARKET FUND
   1989(a)             0.68%(c)        4.83%(c)            0.45%(c)     $    8,309
   1990                0.83%           5.11%               0.65%        $    8,494
   1991                0.69%           4.66%               0.87%        $    9,445
   1992                0.95%           2.92%               0.65%        $    7,028
   1993                0.71%           1.67%               0.63%        $   17,899
   1994                0.41%           1.88%               0.58%        $   40,180
   1995                0.40%           2.76%               0.52%        $   41,238
   1996                0.48%           3.14%               0.38%        $   65,763
   1996(e)             0.48%(c)         2.93%(c)            0.37%(c)    $   75,996


VISION MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
(A)CORPORATE OBLIGATIONS--78.5%
------------------------------------------------------------------------------------------------
               BANKING--11.8%
               ---------------------------------------------------------------------------------
$   8,335,000  (b)Atlas Iron Processors Inc., 5.50%, 11/13/1996                                   $    8,335,000
               ---------------------------------------------------------------------------------
   20,000,000  (b)Bank One Milwaukee, 5.25%, 11/13/1996                                               19,992,937
               ---------------------------------------------------------------------------------
   15,000,000  Commerzbank U.S. Finance, 5.24%, 11/7/1996                                             14,986,900
               ---------------------------------------------------------------------------------
   25,000,000  Toronto Dominion Holdings, 5.56%, 3/11/1997                                            24,498,055
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  67,812,892
               ---------------------------------------------------------------------------------  --------------
               CHEMICALS--4.3%
               ---------------------------------------------------------------------------------
   25,000,000  Du Pont (E.I.) de Nemours & Co., 5.38%, 12/4/1996                                      24,876,708
               ---------------------------------------------------------------------------------  --------------
               ENTERTAINMENT--2.6%
               ---------------------------------------------------------------------------------
   15,000,000  Disney (Walt) Co., 5.60%, 3/5/1997                                                     14,710,667
               ---------------------------------------------------------------------------------  --------------
               FINANCE-AUTOMOTIVE--4.3%
               ---------------------------------------------------------------------------------
   25,000,000  Ford Motor Credit Corp., 5.25%, 11/6/1996                                              24,981,771
               ---------------------------------------------------------------------------------  --------------
               FINANCE-COMMERCIAL--31.1%
               ---------------------------------------------------------------------------------
   20,000,000  American Express Credit Corp., 5.28%, 12/2/1996                                        19,909,067
               ---------------------------------------------------------------------------------
   25,100,000  Apreco, Inc., 5.26%, 11/20/1996                                                        25,030,320
               ---------------------------------------------------------------------------------
   20,017,000  BAT Capital Corp., 5.25%, 11/21/1996                                                   19,958,617
               ---------------------------------------------------------------------------------
   25,000,000  Ciesco LP, 5.29%, 11/19/1996                                                           24,933,875
               ---------------------------------------------------------------------------------
   10,000,000  General Electric Capital Corp., Medium Term Note, 5.30%, 1/3/1997                       9,999,673
               ---------------------------------------------------------------------------------
   15,000,000  General Electric Capital Corp., 5.73%, 6/2/1997                                        14,491,462
               ---------------------------------------------------------------------------------
   25,000,000  John Deere Capital Corp., 5.27%, 11/25/1996                                            24,912,167
               ---------------------------------------------------------------------------------
   25,000,000  Pitney Bowes Credit Corp., 5.60%, 2/27/1997                                            24,541,111
               ---------------------------------------------------------------------------------
   15,000,000  Transamerica Finance Group, Inc., 5.31%, 1/14/1997                                     14,836,275
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                 178,612,567
               ---------------------------------------------------------------------------------  --------------
               FINANCE-RETAIL--11.6%
               ---------------------------------------------------------------------------------
   20,007,000  (b)Associates Corporation of North America, 5.23%, 11/13/1996                          20,007,000
               ---------------------------------------------------------------------------------
   25,000,000  Beneficial Corp., 5.33%, 11/13/1996                                                    24,955,583
               ---------------------------------------------------------------------------------



VISION MONEY MARKET FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
(A)CORPORATE OBLIGATIONS--CONTINUED
------------------------------------------------------------------------------------------------
               FINANCE-RETAIL--CONTINUED
               ---------------------------------------------------------------------------------
$  22,000,000  Commercial Credit Co., 5.30%, 11/14/1996                                           $   21,957,894
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  66,920,477
               ---------------------------------------------------------------------------------  --------------
               INSURANCE--4.7%
               ---------------------------------------------------------------------------------
   27,000,000  Prudential Funding Corp., 5.42%, 12/3/1996                                             26,869,920
               ---------------------------------------------------------------------------------  --------------
               OIL & OIL FINANCE--3.8%
               ---------------------------------------------------------------------------------
   22,000,000  Chevron Oil Finance Co., 5.20%, 11/1/1996                                              22,000,000
               ---------------------------------------------------------------------------------  --------------
               PHARMACEUTICALS--4.3%
               ---------------------------------------------------------------------------------
   25,000,000  Eli Lilly & Co., 5.29%, 12/17/1996                                                     24,831,174
               ---------------------------------------------------------------------------------  --------------
               TOTAL CORPORATE OBLIGATIONS                                                           451,616,176
               ---------------------------------------------------------------------------------  --------------
(A)U.S. GOVERNMENT AGENCY--11.2%
------------------------------------------------------------------------------------------------
   15,390,000  Federal Home Loan Bank, Discount Notes, 5.43%, 12/10/1996                              15,299,468
               ---------------------------------------------------------------------------------
   20,000,000  Federal Home Loan Bank, Discount Notes, 5.25%, 1/7/1997                                19,804,583
               ---------------------------------------------------------------------------------
   14,800,000  Federal Home Loan Bank, Discount Notes, 5.28%, 2/25/1997                               14,548,203
               ---------------------------------------------------------------------------------
   15,000,000  Federal National Mortgage Association, Medium Term Note, 5.31%, 4/4/1997               14,995,478
               ---------------------------------------------------------------------------------  --------------
               TOTAL U.S. GOVERNMENT AGENCY                                                           64,647,732
               ---------------------------------------------------------------------------------  --------------
(C)REPURCHASE AGREEMENT--10.4%
------------------------------------------------------------------------------------------------
   59,556,000  State Street Bank & Trust Co., 5.52%, dated 10/31/1996, due 11/1/1996                  59,556,000
               ---------------------------------------------------------------------------------  --------------
               TOTAL INVESTMENTS (AT AMORTIZED COST)(D)                                           $  575,819,908
               ---------------------------------------------------------------------------------  --------------


 (a) Each issue, with the exception of variable rate securities, shows the coupon or rate of discount at the time of purchase, if applicable.

(b) Denotes variable rate securities which show current rate and next demand date.

 (c) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(d)  Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($575,067,237) at October 31, 1996.

(See Notes which are an integral part of the Financial Statements)


VISION TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                             VALUE
--------------  ---------------------------------------------------------------------------------  --------------
U.S. TREASURY OBLIGATIONS--54.2%
-------------------------------------------------------------------------------------------------
$  233,000,000  U.S. Treasury Bills, 11/7/1996-9/18/1997                                           $  229,713,745
                ---------------------------------------------------------------------------------  --------------
(A) REPURCHASE AGREEMENTS--46.2%
-------------------------------------------------------------------------------------------------
    75,000,000  J.P. Morgan Securities, 5.52%, dated 10/31/1996, due 11/1/1996                         75,000,000
                ---------------------------------------------------------------------------------
    90,625,000  State Street Bank and Trust Company, 5.52%, dated 10/31/1996,
                due 11/1/1996                                                                          90,625,000
                ---------------------------------------------------------------------------------
    30,000,000  CS First Boston Corp., 5.26%, dated 10/30/1996, due 11/6/1996                          30,000,000
                ---------------------------------------------------------------------------------  --------------
                TOTAL REPURCHASE AGREEMENTS                                                           195,625,000
                ---------------------------------------------------------------------------------  --------------
                TOTAL INVESTMENTS, AT AMORTIZED COST (B)                                           $  425,338,745
                ---------------------------------------------------------------------------------  --------------


(a) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($423,759,659) at October 31, 1996.

(See Notes which are an integral part of the Financial Statements)


VISION NEW YORK TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          CREDIT
                                                                                         RATING:
 PRINCIPAL                                                                               MOODY'S
   AMOUNT                                                                                OR S&P*        VALUE
------------  ------------------------------------------------------------------------  ----------  -------------
SHORT-TERM MUNICIPAL SECURITIES--99.4%
--------------------------------------------------------------------------------------
              NEW YORK--95.5%
              ------------------------------------------------------------------------
$  1,300,000  Babylon, NY, (Series B) Weekly VRDNs,
              (Bank of Nova Scotia SPA)                                                 VMIG1       $   1,300,000
              ------------------------------------------------------------------------
     850,000  Babylon, NY, TANs 4.00% UT GO Bonds (Series A),
              4/18/1997                                                                 NR                850,746
              ------------------------------------------------------------------------
   2,850,000  Chautauqua County, NY, IDA Weekly VRDNs, (Key Bank LOC)                   A-1+            2,850,000
              ------------------------------------------------------------------------
   1,855,000  Chemung County, NY, BANs, 4.00% UT GO Bonds,
              10/17/1997                                                                NR              1,857,561
              ------------------------------------------------------------------------
   1,600,000  Erie County, NY, Water Authority (Series A) Weekly VRDNs, (AMBAC
              Insured)                                                                  VMIG1           1,600,000
              ------------------------------------------------------------------------
     300,000  Erie County, NY, Water Authority (Series B) Weekly VRDNs, (AMBAC
              Insured)                                                                  VMIG1             300,000
              ------------------------------------------------------------------------
     500,000  Harrison, NY, Central School District, BANs, 4.00% UT GO Bonds,
              3/20/1997                                                                 NR                500,311
              ------------------------------------------------------------------------
   1,000,000  Hempstead Town, NY, BANs, 4.25% UT GO Bonds
              (Series E), 10/30/1997                                                    NR              1,004,318
              ------------------------------------------------------------------------
   2,500,000  Municipal Assistance Co. for New York, 3.50% CP
              (Series F), 12/12/1996                                                    A-1+            2,500,000
              ------------------------------------------------------------------------
   1,000,000  Municipal Assistance Co. for New York, 3.50% CP
              (Series F), 12/17/1996                                                    A-1+            1,000,000
              ------------------------------------------------------------------------
   1,000,000  Nassau County, NY, BANS, 4.00% UT GO Bonds
              (Series B), 11/15/1996                                                    MIG1            1,000,150
              ------------------------------------------------------------------------
   2,000,000  New Rochelle, NY, City School District, BANs, 4.10%
              UT GO Bonds, 1/15/1997                                                    NR              2,001,607
              ------------------------------------------------------------------------
$  1,700,000  New York, NY, Cultural Resource Revenue Bonds (Series B) Weekly VRDNs,
              (American Museum of Natural History)/ (MBIA Insured))                     VMIG1       $   1,700,000
              ------------------------------------------------------------------------



VISION NEW YORK TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                          CREDIT
                                                                                         RATING:
 PRINCIPAL                                                                               MOODY'S
   AMOUNT                                                                                OR S&P*        VALUE
------------  ------------------------------------------------------------------------  ----------  -------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
--------------------------------------------------------------------------------------
              NEW YORK--CONTINUED
              ------------------------------------------------------------------------
   1,000,000  New York, NY, HDC (Series A) Weekly VRDNs,
              (Upper Fifth Ave.)/(Bankers Trust Co. LOC)                                VMIG1           1,000,000
              ------------------------------------------------------------------------
   2,800,000  New York, NY, HDC (Series A) Weekly VRDNs,
              (East 96th Street)/(Bank of Tokyo-Mitsubishi LOC)                         VMIG1           2,800,000
              ------------------------------------------------------------------------
   2,900,000  New York, NY, HDC (Series A) Daily VRDNs,
              (E. 17th Street)/(Chemical Bank LOC)                                      A-1             2,900,000
              ------------------------------------------------------------------------
   3,388,200  New York, NY, HDC (Series A) Weekly VRDNs                                 VMIG1           3,388,200
              ------------------------------------------------------------------------
   1,950,000  New York, NY, IDA Weekly VRDNs, (Childrens Oncology Society)/(Barclays
              Bank of New York LOC)                                                     A-1+            1,950,000
              ------------------------------------------------------------------------
     300,000  New York, NY, Daily VRDNs (Series A-5)/
              (Kredietbank N.V. LOC)                                                    VMIG1             300,000
              ------------------------------------------------------------------------
     600,000  New York, NY, Daily VRDNs (Series A-10)/
              (Morgan Guaranty Trust Co. LOC)                                           VMIG1             600,000
              ------------------------------------------------------------------------
     600,000  New York, NY, Daily VRDNs (Series B-2)/
              (Morgan Guaranty Trust Co. LOC)                                           VMIG1             600,000
              ------------------------------------------------------------------------
     300,000  New York, NY, Daily VRDNs (Series B-2)/
              (Morgan Guaranty Trust Co. LOC)                                           VMIG1             300,000
              ------------------------------------------------------------------------
   1,000,000  New York, NY, Daily VRDNs (Series B-4)/
              (Union Bank of Switzerland LOC)                                           VMIG1           1,000,000
              ------------------------------------------------------------------------
   1,000,000  New York, NY, Water Financial Authority & Sewer System Revenue (Series
              A) Daily VRDNs, (FGIC Insured)                                            VMIG1           1,000,000
              ------------------------------------------------------------------------
   1,099,000  New York State Dormatory Authority, 3.72% CP 12/10/1996                   A-1             1,099,000
              ------------------------------------------------------------------------
   2,000,000  New York State Dormatory Authority, 3.45% CP
              (Series 1996), 12/16/1996                                                 A-1             2,000,000
              ------------------------------------------------------------------------
$  1,000,000  New York State Energy Research and Development Authority (Series A)
              Weekly VRDNs, (Long Island Lighting Co.)/ (Union Bank of Switzerland
              LOC)                                                                      VMIG1       $   1,000,000
              ------------------------------------------------------------------------



VISION NEW YORK TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                          CREDIT
                                                                                         RATING:
 PRINCIPAL                                                                               MOODY'S
   AMOUNT                                                                                OR S&P*        VALUE
------------  ------------------------------------------------------------------------  ----------  -------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
--------------------------------------------------------------------------------------
              NEW YORK--CONTINUED
              ------------------------------------------------------------------------
   1,800,000  New York State Energy Research and Development
              Authority, Monthly VRDNs, (Rochester Gas &
              Electric)/(Bank of New York LOC)                                          P-1             1,800,000
              ------------------------------------------------------------------------
   1,200,000  New York State Energy Research & Development
              Authority, (Series A) Daily VRDNs, (Niagara Mohawk
              Power Corp.)/(Toronto Dominion Bank LOC)                                  VMIG1           1,200,000
              ------------------------------------------------------------------------
     400,000  New York State Energy Research & Development
              Authority, (Series B) Daily VRDNs, (Niagara Mohawk
              Power Corp.)/(Toronto Dominion Bank LOC)                                  VMIG1             400,000
              ------------------------------------------------------------------------
   1,000,000  New York State Energy Research & Development
              Authority, (Series D) Daily VRDNs, (New York Electric
              & Gas)/(Union Bank of Switzerland LOC)                                    VMIG1           1,000,000
              ------------------------------------------------------------------------
   3,400,000  New York State Environmental Facility Solid Waste
              Revenue Refunding Bonds, VRNs, (General Electric Co.)                     AAA             3,400,000
              ------------------------------------------------------------------------
   1,100,000  New York State, HFA Weekly VRDNs, (Normandie Court)/ (Societe Generale
              LOC)                                                                      VMIG1           1,100,000
              ------------------------------------------------------------------------
   3,000,000  New York State Local Government Assistance Corp.,
              (Series E) Weekly VRDNs, (Canadian Imperial Bank LOC)                     VMIG1           3,000,000
              ------------------------------------------------------------------------
   1,000,000  New York State Medical Care Facility Financial Agency, (Series II-A)
              Weekly VRDNs, (Chemical Bank LOC)                                         VMIG1           1,000,000
              ------------------------------------------------------------------------
   1,000,000  New York State Power Authority, 3.65% CP
              (General Purpose), 12/11/1996                                             P-1             1,000,000
              ------------------------------------------------------------------------
     570,000  New York State Power Authority, 3.70% CP
              (General Purpose), 3/1/1997                                               VMIG1             570,000
              ------------------------------------------------------------------------
     700,000  New York State Power Authority, 3.70% CP
              (General Purpose), 3/1/1997                                               VMIG1             700,000
              ------------------------------------------------------------------------
$  1,000,000  New York State, (Series R) 3.30% CP 11/7/1996                             A-1         $   1,000,000
              ------------------------------------------------------------------------
   2,500,000  New York State, (Series Q) 3.50% CP 11/7/1996                             A-1             2,500,000
              ------------------------------------------------------------------------



VISION NEW YORK TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                          CREDIT
                                                                                         RATING:
 PRINCIPAL                                                                               MOODY'S
   AMOUNT                                                                                OR S&P*        VALUE
------------  ------------------------------------------------------------------------  ----------  -------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
--------------------------------------------------------------------------------------
              NEW YORK--CONTINUED
              ------------------------------------------------------------------------
   2,100,000  Niagara Falls, NY, Bridge Commission (Series A) Weekly VRDNs, (FGIC
              Insured)                                                                  VMIG1           2,100,000
              ------------------------------------------------------------------------
   1,180,000  North Hempstead, NY, BANs (Series E), 4.125% 11/1/1996                    NR              1,180,000
              ------------------------------------------------------------------------
   1,000,000  Onondaga County, NY, IDA (Series B) Monthly VRDNs, (Pass & Seymour,
              Inc.)/(Banque National de Paris LOC)                                      A-1             1,000,000
              ------------------------------------------------------------------------
   1,800,000  Oyster Bay, NY, TANs, 3.875% UT GO Bonds, 2/14/1997                       NR              1,801,370
              ------------------------------------------------------------------------
   2,525,000  Port Authority of New York & New Jersey, 3.40% CP,
              12/6/1996                                                                 A-1+            2,525,000
              ------------------------------------------------------------------------
   2,000,000  Rochester, NY, BANs, 4.50% (Series III), UT GO Bonds,
              10/30/1997                                                                NR              2,014,400
              ------------------------------------------------------------------------
   1,400,000  St. Lawrence County, NY, IDA, PCR Daily VRDNs,
              (Bank of Nova Scotia LOC)                                                 P-1             1,400,000
              ------------------------------------------------------------------------
   1,000,000  Suffolk County, NY, Water Authority, BANs Weekly VRDNs                    VMIG1           1,000,000
              ------------------------------------------------------------------------
   2,500,000  Yonkers, NY, IDA Weekly VRDNs, (AMBAC Insured)                            VMIG1           2,500,000
              ------------------------------------------------------------------------              -------------
              Total                                                                                    72,592,663
              ------------------------------------------------------------------------              -------------
              PUERTO RICO--3.9%
              ------------------------------------------------------------------------
   3,000,000  Commonwealth of Puerto Rico Development Bank, 3.55% CP, 12/4/1996         A-1+            3,000,000
              ------------------------------------------------------------------------              -------------
              TOTAL INVESTMENTS (AT AMORTIZED COST)(A)                                              $  75,592,663
              ------------------------------------------------------------------------              -------------


 * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings.

(a) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($75,996,405) at October 31, 1996.


VISION NEW YORK TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

The following abbreviations are used in this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
BANs--Bond Anticipation Notes
CP--Commercial Paper
FGIC--Financial Guaranty Insurance Company
GO--General Obligation
HDC--Housing Development Corporation
HFA--Housing Finance Authority
IDA--Industrial Development Authority
LOC(s)--Letter(s) of Credit
MBIA--Municipal Bond Investors Assurance
PCR--Pollution Control Revenue
RANs--Revenue Anticipation Notes
SPA--Standby Purchase Agreement
TANs--Tax Anticipation Notes
UT--Unlimited Tax
VRDNs--Variable Rate Demand Notes
(See Notes which are an integral part of the Financial Statements)

VISION MONEY MARKET FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                     NEW YORK
                                                                                 TREASURY            TAX-FREE
                                                           MONEY MARKET        MONEY MARKET        MONEY MARKET
                                                               FUND                FUND                Fund
ASSETS:
------------------------------------------------------
Investments in securities                                $    516,263,908    $    229,713,745     $   75,592,663
------------------------------------------------------
Investments in repurchase agreements                           59,556,000         195,625,000                 --
------------------------------------------------------  ------------------  ------------------  ------------------
     Total investments, at amortized cost and value           575,819,908         425,338,745         75,592,663
------------------------------------------------------
Cash                                                                  865               1,086             26,820
------------------------------------------------------
Income receivable                                                 499,175              34,163            397,622
------------------------------------------------------
Receivable for shares sold                                        438,572               7,121            104,837
------------------------------------------------------
Receivable for investments sold                                        --               2,848                 --
------------------------------------------------------
Prepaid expenses                                                    2,229                  --                 --
------------------------------------------------------  ------------------  ------------------  ------------------
     Total assets                                             576,760,749         425,383,963         76,121,942
------------------------------------------------------  ------------------  ------------------  ------------------
LIABILITIES:
------------------------------------------------------
Income distribution payable                                     1,354,153           1,611,874            121,102
------------------------------------------------------
Payable for shares redeemed                                       339,359              12,430                 --
------------------------------------------------------
Accrued expenses                                                       --                  --              4,435
------------------------------------------------------  ------------------  ------------------  ------------------
     Total liabilities                                          1,693,512           1,624,304            125,537
------------------------------------------------------  ------------------  ------------------  ------------------
NET ASSETS                                               $    575,067,237    $    423,759,659     $   75,996,405
------------------------------------------------------  ------------------  ------------------  ------------------
NET ASSET VALUE, Offering Price and Redemption
Proceeds Per Share:                                                 $1.00               $1.00              $1.00
------------------------------------------------------  ------------------  ------------------  ------------------
SHARES OUTSTANDING:                                           575,067,237         423,759,659         75,996,405
------------------------------------------------------  ------------------  ------------------  ------------------


(See Notes which are an integral part of the Financial Statements)


VISION MONEY MARKET FUNDS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                     NEW YORK
                                                                                 TREASURY            TAX-FREE
                                                           MONEY MARKET        MONEY MARKET        MONEY MARKET
                                                               FUND                FUND                FUND
INVESTMENT INCOME:
------------------------------------------------------
Interest                                                  $   14,821,512      $   11,907,293      $    1,265,316
------------------------------------------------------  ------------------  ------------------  ------------------
EXPENSES:
------------------------------------------------------
Investment advisory fee                                        1,368,460           1,121,385             185,234
------------------------------------------------------
Administrative personnel and services fee                        290,445             237,764              39,324
------------------------------------------------------
Custodian fees                                                    37,193              32,204              11,939
------------------------------------------------------
Transfer and dividend disbursing agent fees and
expenses                                                         130,310              24,136              17,480
------------------------------------------------------
Directors' fees                                                    3,207               2,646               3,285
------------------------------------------------------
Auditing fees                                                      4,984               6,705               7,304
------------------------------------------------------
Legal fees                                                         2,437               4,118               3,033
------------------------------------------------------
Portfolio accounting fees                                         46,326              40,890              19,118
------------------------------------------------------
Share registration costs                                          34,165              37,961              11,802
------------------------------------------------------
Printing and postage                                               3,097               3,636              10,967
------------------------------------------------------
Taxes                                                             27,629              18,621               3,280
------------------------------------------------------
Insurance premiums                                                 5,974               4,176               2,052
------------------------------------------------------
Miscellaneous                                                      2,437               1,986               1,607
------------------------------------------------------  ------------------  ------------------  ------------------
  TOTAL EXPENSES                                               1,956,664           1,536,228             316,425
------------------------------------------------------  ------------------  ------------------  ------------------
Waivers--
------------------------------------------------------
Waiver of investment advisory fee                               (302,401)           (205,728)           (134,966)
------------------------------------------------------
Waiver of administrative personnel and services fee              (27,570)            (11,636)             (1,843)
------------------------------------------------------  ------------------  ------------------  ------------------
  TOTAL WAIVERS                                                 (329,971)           (217,364)           (136,809)
------------------------------------------------------  ------------------  ------------------  ------------------
     NET EXPENSES                                              1,626,693           1,318,864             179,616
------------------------------------------------------  ------------------  ------------------  ------------------
          NET INVESTMENT INCOME                           $   13,194,819      $   10,588,429      $    1,085,700
------------------------------------------------------  ------------------  ------------------  ------------------


(See Notes which are an integral part of the Financial Statements)


VISION MONEY MARKET FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   TREASURY                  NEW YORK TAX-FREE
                              MONEY MARKET FUND               MONEY MARKET FUND              MONEY MARKET FUND
                           SIX MONTHS                      SIX MONTHS                     SIX MONTHS
                             ENDED            YEAR           ENDED            YEAR           ENDED          YEAR
                          OCTOBER 31,        ENDED        OCTOBER 31,        ENDED        OCTOBER 31,      ENDED
                              1996         APRIL 30,          1996         APRIL 30,         1996        APRIL 30,
                          (UNAUDITED)         1996        (UNAUDITED)         1996        (UNAUDITED)       1996
INCREASE (DECREASE)
IN NET ASSETS
-----------------------
OPERATIONS--
-----------------------
  Net investment income  $   13,194,819  $   24,286,778  $   10,588,429  $   17,347,687   $ 1,085,700   $  1,746,353
-----------------------  --------------  --------------  --------------  --------------  -------------  ------------
DISTRIBUTIONS TO
SHAREHOLDERS--
-----------------------
  Distributions from
  net investment income     (13,194,819)    (24,286,778)    (10,588,429)    (17,347,687)   (1,085,700)    (1,746,353)
-----------------------  --------------  --------------  --------------  --------------  -------------  ------------
SHARE TRANSACTIONS--
-----------------------
  Proceeds from sale of
  shares                  1,622,318,659   1,490,775,012   1,534,892,175   2,358,398,692    99,723,803    153,490,772
-----------------------
  Net asset value of
  shares issued to
  shareholders in
  payment of
  distributions
  declared                    5,638,324       7,919,317       1,259,968       1,995,102       409,466        568,773
-----------------------
  Cost of shares
  redeemed               (1,542,119,160) (1,440,781,276) (1,485,276,536) (2,198,036,127)  (89,899,820)  (129,534,647)
-----------------------  --------------  --------------  --------------  --------------  -------------  ------------
    Change in net
    assets from share
    transactions             85,837,823      57,913,053      50,875,607     162,357,667    10,233,449     24,524,898
-----------------------  --------------  --------------  --------------  --------------  -------------  ------------
      Change in net
      assets                 85,837,823      57,913,053      50,875,607     162,357,667    10,233,449     24,524,898
-----------------------
NET ASSETS:
-----------------------
  Beginning of period       489,229,414     431,316,361     372,884,052     210,526,385    65,762,956     41,238,058
-----------------------  --------------  --------------  --------------  --------------  -------------  ------------
  End of period          $  575,067,237  $  489,229,414  $  423,759,659  $  372,884,052   $75,996,405   $ 65,762,956
-----------------------  --------------  --------------  --------------  --------------  -------------  ------------


(See Notes which are an integral part of the Financial Statements)

VISION MONEY MARKET FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Vision Group of Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of seven portfolios (individually referred to as the "Fund," or collectively as the "Funds"). The following diversified Funds are presented herein:

                 PORTFOLIO NAME                                      INVESTMENT OBJECTIVE
Vision Money Market Fund ("Money Market")         Seeks current income with liquidity and stability of
                                                  principal by investing in high quality money market
                                                  instruments.
Vision Treasury Money Market Fund ("Treasury      Seeks current income with liquidity and stability of
Money Market")                                    principal by investing in direct obligations of the U.S.
                                                  Treasury, such as Treasury bills and notes, and repurchase agreements secured by these obligations.
Vision New York Tax-Free Money Market Fund ("New  Seeks as high a level of current interest income that is
York Tax-Free Money Market")                      exempt from federal regular income tax as is consistent
                                                  with liquidity and relative stability of principal.


The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Funds' use of the amortized cost method to value their portfolio securities is in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At October 31, 1996, there were 1,000,000,000 shares of $0.001 par value capital stock authorized with respect to each Fund. Capital paid-in for Money Market aggregated $574,492,169, par value was $575,068; Treasury Money Market aggregated $423,336,116, par value was $423,543, New York Tax-Free Money Market aggregated $75,920,308, par value was $76,097. Transactions in capital stock were as follows:


VISION MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                            NEW YORK TAX-FREE
                                     MONEY MARKET             TREASURY MONEY MARKET            MONEY MARKET
                              SIX MONTHS        YEAR        SIX MONTHS        YEAR       SIX MONTHS      YEAR
                                 ENDED          ENDED          ENDED          ENDED         ENDED        ENDED
                              OCTOBER 31,     APRIL 30,     OCTOBER 31,     APRIL 30,    OCTOBER 31,   APRIL 30,
                                 1996           1996           1996           1996          1996         1996
Shares sold                  1,622,318,659  1,490,775,012  1,534,892,175  2,358,398,692  99,723,803   153,490,772
---------------------------
Shares issued to sharehold-
ers in payment of
distributions declared           5,638,324      7,919,317      1,259,968      1,995,102     409,466       568,773
---------------------------
Shares redeemed              (1,542,119,160) (1,440,781,276) (1,485,276,536) (2,198,036,127) (89,899,820) (129,534,647)
---------------------------  -------------  -------------  -------------  -------------  -----------  -----------
Net change resulting from
share transactions              85,837,823     57,913,053     50,875,607    162,357,667  10,233,449    24,524,898
---------------------------  -------------  -------------  -------------  -------------  -----------  -----------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Manufacturers and Traders Trust Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Corporation for the period. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

SECURITY DEFAULT--On June 25, 1996, an Oswego County Board of Education Bond (the "Bond") held by the Fund went into technical default, the day it was to mature. On June 26, 1996, the Adviser purchased the Bond from the Fund at face value plus accrued interest in accordance with Rule 17a-9 under the Act. On June 27, 1996, the Fund received full payment from the issuer of the Bond. The Fund then reimbursed the Adviser for the purchase of the Bond.

GENERAL--Certain Officers of the Corporation are Officers and Directors or Trustees of the above companies.
VISION MONEY MARKET FUNDS
--------------------------------------------------------------------------------

(5) CONCENTRATION OF CREDIT RISK

Since New York Tax-Free Money Market invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1996, 48.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 12.1% of total investments.

Directors                                              Officers
--------------------------------------------------------------------------------

Randall I. Benderson                                      Edward C. Gonzales
Joseph J. Castiglia                                       President and Treasurer
Daniel R. Gernatt, Jr.                                    Charles L. Davis, Jr.
George K. Hambleton, Jr.                                  Vice President and Assistant Treasurer
                                                          Victor R. Siclari
                                                          Secretary
                                                          C. Todd Gibson
                                                          Assistant Secretary


SHARES OF THE VISION FUNDS ARE NOT FDIC INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, MANUFACTURERS AND TRADERS TRUST COMPANY ("M&T BANK"), AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objective and policies, management fees, expenses and other information.


                       [LOGO OF VISION GROUP OF FUNDS]

                              SEMI-ANNUAL REPORT
                               TO SHAREHOLDERS
                               OCTOBER 31, 1996

--------------------------------------------------------------------------------
                                    Vision
                                 Money Market
                                     Fund
--------------------------------------------------------------------------------
                                    Vision
                                   Treasury
                                 Money Market
                                     Fund
--------------------------------------------------------------------------------
                                    Vision
                               New York Tax-Free
                                 Money Market
                                     Fund
--------------------------------------------------------------------------------

Manufacturers and Traders Trust Company
Investment Adviser to the Funds
One M&T Plaza
Buffalo, NY 14240-4556

[RECYCLED PAPER LOGO]

Federated Securities Corp.
Distributor
Federated Investors Tower
Pittsburgh, PA 15222-3779

Cusip 92830F307
Cusip 92830F109
Cusip 92830F208
1112503 (12/96)